DoubleLine Core Fixed Income Fund

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.7%
2,951,313	AASET Ltd., Series 2021-2A-B	3.54	% (a)	01/15/2047	2,213,797
2,186,950	American Airlines, Inc., Series 2021-1-B	3.95%		07/11/2030	1,924,834
3,201,246	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	2,977,220
5,000,000	CANON, Series 2021-0001	3.50	% (b)	11/05/2023	4,987,500
20,528,352	Carbon Level Mitigation Trust, Series 2021-5-CERT	0.61	% (a)	10/13/2051	16,072,181
8,451,595	Castlelake Aircraft Structured Trust, Series 2021-1A-A	3.47	% (a)	01/15/2046	7,725,451
3,000,000	Diamond Infrastructure Funding LLC, Series 2021-1A-C	3.48	% (a)	04/15/2049	2,615,870
7,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	6,656,009
8,500,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	7,732,356
1,438,727	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	1,307,642
1,769,776	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	1,388,449
14,057,855	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (a)	02/28/2051	11,968,231
13,031,612	LendingPoint Asset Securitization Trust, Series 2021-A-C	2.75	% (a)	12/15/2028	12,713,984
11,356,551	MACH 1 Cayman Ltd., Series 2019-1-A	3.47	% (a)	10/15/2039	9,572,811
995,962	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	910,811
1,422,135	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (a)	09/20/2040	1,236,768
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	7,042,733
4,317,262	NP SPE LLC, Series 2016-1A-A1	4.16	% (a)	04/20/2046	4,124,304
4,982,952	NP SPE LLC, Series 2019-1A-A2	3.24	% (a)	09/20/2049	4,487,340
7,938,651	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	7,621,517
19,350,000	Primrose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	17,923,779
3,176,490	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	2,672,549
4,987,500	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	4,395,563
965,000	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88	% (a)	10/25/2049	884,012
1,096,179	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	931,446
5,995,112	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	5,712,490
75,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(c)	08/15/2030	1,234,649
4,519,588	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(d)	05/25/2030	4,423,511
5,000,000	SoFi Professional Loan Program LLC, Series 2017-B-BFX	3.70	% (a)(d)	05/25/2040	4,772,053
2,000,000	SoFi Professional Loan Program LLC, Series 2017-C-C	4.21	% (a)(d)	07/25/2040	1,766,566
2,418,511	START Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,114,983
1,851,905	START Ltd., Series 2019-1-A	4.09	% (a)	03/15/2044	1,595,546
4,203,820	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	3,862,245
4,958,863	Sunnova Helios Sol Issuer LLC, Series 2020-1A-A	3.35	% (a)	02/01/2055	4,163,763
4,501,150	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61	% (a)	02/01/2055	3,950,544
1,883,999	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (a)	07/15/2027	1,849,714
1,235,932	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	13.58	% (a)(d)	07/15/2027	1,209,461
5,304,579	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	10.93	% (a)(d)	08/15/2027	5,175,327
2,358,870	Upstart Pass-Through Trust, Series 2021-ST2-A	2.50	% (a)	04/20/2027	2,267,515
438,852	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	427,086
17,250,000	Upstart Securitization Trust, Series 2021-2-C	3.61	% (a)	06/20/2031	15,678,147
305,588	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	302,597
6,000,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	5,335,909
12,450,000	Upstart Securitization Trust, Series 2021-4-B	1.84	% (a)	09/20/2031	11,691,158
15,550,000	Upstart Securitization Trust, Series 2021-4-C	3.19	% (a)	09/20/2031	13,490,331
4,500,000	US Auto Funding LLC, Series 2021-1A-C	2.20	% (a)	05/15/2026	4,219,151
8,000,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	6,746,410
10,747,685	Vivint Solar Financing LLC, Series 2020-1A-A	2.21	% (a)	07/31/2051	8,324,264
10,175,264	WAVE LLC, Series 2019-1-A	3.60	% (a)	09/15/2044	8,268,827

Total Asset Backed Obligations (Cost $288,714,064)					260,669,404

Bank Loans - 3.4%
1,315,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.00%		04/20/2028	1,344,824
758,450	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	9.40%		02/16/2027	744,862
677,083	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.50% Floor)	9.05%		02/16/2028	670,252
1,304,706	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.90%		07/31/2028	1,282,526
841,500	Air Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.37%		08/11/2028	842,628
322,049	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.23%		04/22/2024	120,769
1,506,148	AlixPartners LLP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%, 0.50% Floor)	7.77%		02/04/2028	1,504,830
859,688	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.63%		11/05/2027	855,694
340,803	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.56%		11/05/2027	339,146
1,675,693	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.00%		05/12/2028	1,631,941
517,479	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	8.65%		06/13/2024	498,800
450,000	Almonde, Inc., Senior Secured Second Lien Term Loan (2 Month LIBOR USD + 7.25%, 1.00% Floor)	12.08%		06/16/2025	410,148
1,138,053	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		08/17/2028	1,137,700
388,803	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%)	9.00%		05/31/2030	388,803
264,544	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	8.11%		04/22/2026	207,337
1,100,059	American Airlines, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 1.85%)	6.38%		01/29/2027	1,073,933
918,375	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	10.61%		10/20/2028	801,177
433,554	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.00%		03/03/2028	392,232
1,336,917	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	7.40%		02/22/2028	1,326,897
2,481,448	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.40%		09/19/2026	2,487,850
1,260,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.65%		09/17/2027	1,263,547
	APX Group, Inc., Senior Secured First Lien Term Loan
1,060,800	(1 Month Secured Overnight Financing Rate + 3.36%)	8.46%		07/10/2028	1,061,378
300	(Prime Rate + 2.25%, 0.50% Floor)	10.50%		07/10/2028	300
1,346,132	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.41%		12/11/2028	1,268,729
351,328	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	10.66%		12/10/2029	300,824
587,563	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		02/12/2027	583,032
951,925	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.77%		02/12/2027	945,875
870,992	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	10.40%		10/25/2028	613,779
894,785	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 8.99%, 0.75% Floor)	13.72%		10/25/2029	498,843
1,015,458	Asurion LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	8.40%		12/23/2026	980,170
295,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.40%		01/31/2028	252,134
485,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.35%)	10.27%		01/19/2029	408,094
1,177,063	Athenahealth Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.60%		02/15/2029	1,135,866
609,844	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	9.23%		07/17/2028	523,451
385,415	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.50% Floor)	11.95%		12/10/2029	240,403
705,713	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.90%		12/20/2029	708,084
1,931,393	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.59%		05/10/2027	1,878,280
795,126	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.40%		11/02/2026	793,564
1,307,900	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.84%		12/11/2028	1,306,474
1,323,742	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		06/05/2028	1,322,988
147,913	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.00% + 1.00% PIK, 1.00% Floor)	13.14%		10/29/2027	76,669
1,530,498	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.90%		08/01/2025	1,529,220
185,630	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.60%, 0.50% Floor)	7.75%		06/07/2028	183,058
329,175	Caesars Entertainment, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.45%		02/06/2030	329,605
211,750	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.15%		08/12/2026	211,811
1,525,000	Camelot US Acquisition Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.27%		10/30/2026	1,524,619
1,567,731	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.75% Floor)	8.40%		10/18/2028	1,556,624
1,687,857	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.77%		01/29/2027	1,247,698
2,102,550	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	8.30%		10/22/2026	2,096,211
780,000	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.50% Floor)	7.06%		02/22/2028	765,617
1,342,882	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	9.88%		07/14/2026	1,318,797
880,575	Central Parent, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.15%		07/06/2029	879,140
1,038,811	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	6.80%		02/01/2027	1,033,830
1,228,500	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.02%		12/01/2027	1,220,441
740,000	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	8.40%		09/29/2028	737,317
1,240,000	Clarios Global LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.90%		05/06/2030	1,238,642
1,348,500	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.76%)	8.81%		08/21/2026	1,290,461
527,731	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.90%		09/18/2024	507,469
779,223	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.60%)	8.23%		12/17/2026	699,840
133,350	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	7.92%		05/15/2028	133,183
1,356,329	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%, 1.00% Floor)	9.52%		04/16/2029	1,355,163
269,776	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.91%		05/17/2028	255,107
648,225	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	8.66%		12/11/2026	648,630
996,813	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%)	8.88%		05/13/2027	992,456
685,148	Constant Contact, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.91%		02/10/2028	656,138
840,090	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.69%		06/02/2028	760,492
563,559	Cornerstone Building Brands, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.41%		04/12/2028	541,724
647,434	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.77%		10/16/2028	604,950
1,291,340	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 1.00% Floor)	8.07	% (e)	05/01/2024	657,072
987,260	DCert Buyer, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%)	9.26%		10/16/2026	980,320
330,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.00%)	11.70%		02/19/2029	304,151
1,230,001	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.65%		04/09/2027	1,196,834
1,450,000	Delta 2 SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		01/15/2030	1,451,994
864,810	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.48%		10/04/2028	828,055
1,247,811	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.02%		03/31/2028	1,227,534
250,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.02%		03/29/2029	222,656
2,492,050	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	7.57%		09/29/2028	2,492,386
708,901	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.50%)	10.50	% (e)	08/24/2026	25,400
1,334,173	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.00%, 0.75% Floor)	10.15%		08/02/2027	1,307,303
856,532	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	850,643
460,501	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		04/06/2026	457,335
522,228	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.52%		11/24/2028	507,867
645,245	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (Daily Secured Overnight Financing Rate + 4.36%, 0.50% Floor)	9.41%		03/31/2026	643,029
799,334	EG Group Ltd., Senior Secured First Lien Term Loan (Daily Secured Overnight Financing Rate + 4.11%)	9.16%		02/06/2025	788,679
864,608	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.52%		07/28/2028	864,608
251,368	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	246,969
544,632	Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.25%		06/22/2029	535,101
708,360	Endurance International Group, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	8.22%		02/10/2028	661,431
624,380	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.45%		12/22/2027	622,042
1,118,757	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.99	% (e)	03/31/2027	21,329
457,784	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.49	% (e)	03/31/2027	103,432
474,088	Everi Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	7.65%		08/03/2028	474,137
1,000,778	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.56%, 0.75% Floor)	7.83%		05/01/2026	984,515
765,553	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%, 1.00% Floor)	7.24%		12/15/2027	761,966
1,327,989	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.15%		01/29/2029	1,313,189
1,189,938	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	9.15%		12/18/2028	1,017,397
1,127,777	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%)	7.59%		01/29/2027	1,127,777
210,000	Focus Financial Partners, Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor)	8.64	% (f)	06/30/2028	209,134
488,086	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.10%, 1.50% Floor)	12.73	% (b)	06/30/2027	488,086
195,000	Fortrea Holdings, Inc., Term Loan (1 Month Secured Overnight Financing Rate, 0.50% Floor)	8.89	% (f)	06/30/2030	195,293
1,175,043	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.31%		12/21/2028	1,153,399
898,213	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%)	9.34%		02/01/2029	890,353
637,930	Garda World Security Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.35%)	9.44%		10/30/2026	635,538
1,555,979	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		03/01/2027	1,556,104
332,488	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		11/16/2029	332,868
	Getty Images, Inc., Senior Secured First Lien Term Loan
878,226	(3 Month Secured Overnight Financing Rate + 4.60%)	9.84%		02/19/2026	879,324
27,351	(1 Month Secured Overnight Financing Rate + 4.60%)	9.75%		02/19/2026	27,385
514,386	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.66%		09/29/2028	516,775
589,195	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.20%		03/14/2025	334,368
293,525	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		11/09/2029	294,429
1,286,684	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	7.15%		08/10/2027	1,286,613
839,293	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	9.02%		04/28/2028	839,217
276,402	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		01/29/2026	276,691
1,280,000	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.27%		08/04/2027	1,273,702
1,576,995	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.27%		12/01/2028	1,543,854
1,289,038	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		03/06/2028	1,280,982
1,919,538	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.15%		12/01/2027	1,916,966
379,200	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.80%		06/16/2028	360,240
1,055,000	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.15%)	7.41%		11/15/2027	1,039,834
33,699	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.10%)	9.16%		04/30/2025	33,404
255,000	Hexion Holdings Corporation, Term Loan (3 Month Secured Overnight Financing Rate, 0.50% Floor)	9.78	% (f)	03/15/2029	241,333
760,840	H-Food Holdings LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.69%)	9.27%		05/23/2025	671,917
1,057,364	Hightower Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	9.15%		04/21/2028	1,032,252
1,065,475	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%, 0.50% Floor)	6.81%		03/15/2028	1,063,669
290,000	HUB International Ltd., Term Loan (1 Month Secured Overnight Financing Rate, 0.75% Floor)	9.40	% (f)	06/20/2030	290,987
1,393,711	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.67%		02/26/2029	1,328,820
619,663	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	11.27%		07/07/2025	598,750
573,846	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.51%, 0.50% Floor)	7.41%		07/03/2028	574,563
999,768	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.15%		05/01/2026	868,488
1,265,000	Ineos US Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.60%)	8.75%		02/19/2030	1,259,466
1,841,688	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.94%		10/27/2028	1,842,258
1,715,106	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.44%		02/01/2029	1,710,355
1,135,342	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	9.91%		03/31/2028	1,115,882
338,287	IRB Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.75% Floor)	8.25%		12/15/2027	336,384
1,001,439	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		01/02/2026	994,559
374,690	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	9.42%		12/01/2027	317,519
2,225,729	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.65%		05/05/2028	2,225,128
1,576,913	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	10.02%		07/07/2028	829,188
1,951,586	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.18%, 0.75% Floor)	9.48%		03/24/2026	1,950,718
786,255	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.10%, 1.00% Floor)	8.25%		12/11/2026	764,688
935,750	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	8.02%		09/22/2028	929,232
1,343,148	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	8.90%		12/22/2026	1,311,772
766,350	LaserShip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	9.66%		05/08/2028	636,070
240,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.50%, 0.75% Floor)	12.66%		04/30/2029	180,000
1,059,493	LBM Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		12/17/2027	1,020,313
1,493,181	Leslie’s Poolmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.86%, 0.50% Floor)	7.65%		03/09/2028	1,491,934
592,020	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.86%)	7.02%		03/01/2027	552,985
424,905	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.09%		03/24/2025	424,110
761,104	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.90%		08/31/2027	479,918
1,401,129	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.61%)	8.77%		06/30/2027	1,391,125
1,533,700	Madison IAQ LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.25%, 0.50% Floor)	8.30%		06/21/2028	1,504,176
357,227	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.63%		10/19/2027	357,450
875,821	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.90%		08/29/2025	875,493
1,563,401	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.27%		05/04/2028	1,552,168
534,326	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	9.01%		03/01/2029	512,582
2,666,250	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.27%		10/23/2028	2,638,748
464,163	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.76%)	7.66%		03/02/2026	464,467
1,061,944	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.52%		07/21/2028	1,044,852
538,043	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	9.41%		04/14/2028	478,051
1,519,859	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.00%		10/01/2027	1,498,961
868,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.76%		06/21/2027	903,262
1,215,874	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.85%)	9.66%		03/27/2026	1,198,779
1,056,406	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.88%		10/16/2028	1,034,951
220,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	11.65%		10/15/2029	195,250
1,045,000	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.06%		08/28/2028	1,020,181
358,181	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		10/19/2026	359,105
516,726	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.78%		08/28/2026	516,080
802,429	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%)	8.09%		10/20/2025	725,248
590,000	Nouryon Finance B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.10%)	9.32%		04/03/2028	585,575
1,073,650	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.01%, 0.50% Floor)	8.94%		11/09/2028	1,034,059
1,576,277	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.50%		11/16/2027	1,556,574
2,114,512	Organon & Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	8.25%		06/02/2028	2,116,828
1,312,183	Oryx Midstream Services Permian Basin LLC (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.54%		10/05/2028	1,311,861
382,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.65%		10/24/2025	374,073
1,332,492	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.66%		11/30/2027	1,315,942
732,729	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.75% Floor)	8.42%		03/06/2028	511,994
274,313	Par Petroleum, LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	8.82%		02/28/2030	270,541
703,305	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	8.00%		12/28/2027	676,252
461,152	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.65%		05/29/2026	462,058
661,842	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	8.88%		12/15/2028	545,441
42,956	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.52%		12/29/2028	42,129
462,840	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.52%		12/29/2028	453,930
1,512,767	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.85%, 0.50% Floor)	8.00%		05/03/2029	1,509,772
2,334,746	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.00%		02/01/2028	2,298,476
973,450	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.35%, 0.50% Floor)	7.50%		04/20/2029	967,366
1,525,000	Petco Health and Wellness Company, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.41%		03/03/2028	1,516,330
2,419,630	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.00%		02/11/2028	2,419,134
1,196,580	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	8.65%		02/14/2025	1,174,443
1,262,423	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.88%		06/23/2025	1,263,774
615,773	Phoenix Services International LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 12.00% or 10.00% PIK, 2.00% Floor)	17.11%		07/29/2023	76,971
231,555	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 12.00% or 10.00% PIK, 2.00% Floor)	17.11%		07/29/2023	222,100
204,788	Phoenix Services International LLC, Senior Secured First Lien Term Loan	0.00	% (f)	06/13/2028	204,788
1,489,518	Phoenix Services International LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.67	% (b)(e)	03/03/2025	—
489,041	Pike Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.27%		01/21/2028	487,748
1,552,061	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.10%)	7.25%		08/04/2028	1,551,782
1,005,224	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.32%		01/05/2029	1,003,912
719,563	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.40%, 0.50% Floor)	9.30%		04/23/2029	636,320
576,725	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 0.75% Floor)	8.19%		12/29/2027	576,725
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
485,038	(6 Month Secured Overnight Financing Rate + 4.75%)	9.72%		10/15/2025	384,795
414,535	(3 Month Secured Overnight Financing Rate + 4.75%)	9.83%		10/15/2025	328,863
572,491	Polaris Newco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	9.16%		06/02/2028	528,598
916,200	PQ Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.60%, 0.50% Floor)	7.65%		06/09/2028	913,552
142,974	PQ Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.60%, 0.50% Floor)	7.41%		07/03/2028	143,153
1,279,077	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%)	9.02%		07/31/2026	1,273,807
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
911,140	(3 Month LIBOR USD+ 4.00%, 0.50% Floor)	9.22%		10/02/2028	686,876
295,485	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	9.51%		10/02/2028	222,756
	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan
137,500	(3 Month LIBOR USD+ 6.75%, 0.50% Floor)	12.26%		09/30/2029	74,423
137,500	(3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.97%		09/30/2029	74,422
1,280,000	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.75% Floor)	7.84%		09/23/2026	1,281,235
1,438,100	Proofpoint, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.40%		08/31/2028	1,409,935
1,608,162	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	8.52%		02/12/2027	1,438,549
538,188	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	8.15%		03/18/2029	539,385
700,085	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.75% Floor)	8.27%		09/25/2026	586,059
677,306	Radiology Partners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.36%)	8.88%		07/09/2025	513,696
1,035,000	RealPage, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		04/24/2028	1,013,912
1,262,585	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.58%		11/14/2025	1,172,455
669,481	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	8.13%		02/17/2028	670,318
110,237	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate)	3.25%		04/25/2024	1,654
1,326,375	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	7.65%		10/20/2028	1,285,921
1,147,111	Scientific Games Holdings LP, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	8.10%		04/04/2029	1,134,923
871,200	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.10%, 0.50% Floor)	8.16%		04/16/2029	871,405
531,549	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.66%		11/01/2024	479,574
1,142,821	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.61%)	7.77%		09/30/2026	1,019,968
937,044	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.85%)	7.00%		04/17/2026	928,334
814,500	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.00%		10/20/2027	847,080
1,392,891	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.77%		01/23/2025	1,391,442
2,408,574	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		10/07/2027	2,386,500
1,373,410	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 1.00% Floor)	9.02%		10/05/2027	1,353,379
1,200,696	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	9.23%		03/06/2028	1,036,459
447,750	Spirit AeroSystems, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.55%		01/15/2027	449,205
1,933,525	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	8.65%		06/02/2028	1,882,915
1,021,638	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	10.30%		04/16/2026	877,015
895,899	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	7.41%		07/21/2026	896,911
1,295,154	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.91%		10/01/2026	1,290,303
701,085	SWF Holdings Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	8.75%		10/06/2028	569,631
813,400	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%, 0.75% Floor)	9.27%		04/06/2028	810,354
588,821	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	8.03%		12/07/2026	364,995
851,739	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.15%		08/31/2028	853,033
390,063	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	8.39%		01/18/2029	389,698
1,095,284	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.90%		04/07/2028	1,069,890
497,662	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.90%		07/20/2026	482,172
676,311	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.50%		06/01/2028	664,333
1,224,391	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%		03/28/2025	1,198,116
1,285,000	TK Elevator Midco GMBH, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.50% Floor)	8.60%		07/30/2027	1,276,654
1,440,234	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.36%, 0.50% Floor)	7.52%		12/01/2028	1,438,506
1,554,103	Transdigm, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%)	8.15%		08/24/2028	1,555,004
1,311,292	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.10%, 1.00% Floor)	12.54%		02/28/2025	1,293,268
282,070	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.85%, 0.50% Floor)	8.73%		02/16/2028	280,131
1,144,734	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	8.52%		03/03/2028	1,116,831
1,054,759	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	9.16%		09/15/2028	1,040,446
1,715,780	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.66%		03/31/2028	1,662,968
	Uber Technologies Inc, Senior Secured First Lien Term Loan
494,823	(3 Month Secured Overnight Financing Rate + 2.75%)	8.03%		03/04/2030	495,412
211,627	(3 Month Secured Overnight Financing Rate + 2.75%)	8.00%		03/04/2030	211,879
940,000	UFC Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.75% Floor)	8.05%		04/29/2026	940,061
425,000	UKG Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.60%, 0.50% Floor)	9.88%		05/04/2026	424,913
1,132,393	UKG, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.85%)	8.90%		05/04/2026	1,118,810
395,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.35%, 0.50% Floor)	10.03%		05/03/2027	384,138
543,186	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.59%		08/27/2025	543,949
1,620,072	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.89%		04/21/2028	1,621,879
323,275	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	7.15%		07/01/2026	323,568
757,250	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.15%		06/24/2029	756,932
129,350	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	9.81%		10/26/2026	125,922
2,383,408	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.11%)	9.15%		08/27/2025	2,385,637
901,681	Viad Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.27%		07/31/2028	879,139
879,338	Victoria’s Secret & Company, Senior secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.36%, 0.50% Floor)	7.98%		08/02/2028	870,544
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
1,232,556	(1 Month LIBOR USD + 1.75%)	6.94%		12/31/2025	1,231,016
308,664	(1 Month LIBOR USD + 1.75%)	6.90%		12/31/2025	308,278
366,208	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.86%, 0.75% Floor)	8.77%		08/01/2025	362,042
620,550	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.50%		12/15/2028	615,896
	Wand NewCo, Inc., Senior Secured First Lien Term Loan
886,263	(1 Month LIBOR USD + 2.75%)	7.94%		02/05/2026	880,294
106,452	(1 Month LIBOR USD + 2.75%)	3.00%		02/05/2026	105,735
696,899	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	11.01%		06/22/2026	693,797
1,255,875	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	8.27%		08/03/2028	1,250,085
1,555,000	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.13%)	7.28%		01/20/2028	1,552,714
272,979	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.26%, 0.75% Floor)	9.16%		07/26/2028	259,957
692,145	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.11%)	8.15%		03/09/2027	545,756
758,081	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.40%		03/09/2027	604,096
1,029,309	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.51%, 0.50% Floor)	8.19%		11/01/2028	1,014,729
850,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	7.61%		04/28/2028	838,465

Total Bank Loans (Cost $250,102,963)					239,865,321

Collateralized Loan Obligations - 3.6%
1,000,000	AIMCO Ltd., Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	7.81	% (a)	04/17/2031	949,364
3,500,000	AIMCO Ltd., Series 2020-11A-AR (3 Month LIBOR USD + 1.13%, 1.13% Floor)	6.39	% (a)	10/17/2034	3,440,810
5,000,000	Anchorage Capital Ltd., Series 2021-19A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	6.47	% (a)	10/15/2034	4,917,663
1,000,000	Apidos, Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	7.86	% (a)	04/15/2031	922,211
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	7.85	% (a)	01/20/2031	3,187,816
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.36	% (a)	07/25/2034	462,522
1,000,000	Bain Capital Credit Ltd., Series 2022-3A-D (Secured Overnight Financing Rate 3 Month + 3.70%, 3.70% Floor)	8.69	% (a)	07/17/2035	924,424
2,500,000	Barings Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	8.20	% (a)	10/20/2030	2,347,310
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	7.86	% (a)	04/15/2031	1,798,831
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	8.15	% (a)	07/20/2029	4,923,682
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	7.85	% (a)	04/20/2031	3,447,442
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.42	% (a)	11/15/2030	1,779,051
2,400,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	8.25	% (a)	10/20/2030	2,027,640
1,000,000	Buckhorn Park Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.36	% (a)	07/18/2034	893,515
2,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	8.26	% (a)	07/15/2030	2,310,347
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	8.05	% (a)	01/30/2031	2,520,797
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	8.06	% (a)	07/15/2031	2,744,175
2,500,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.36	% (a)	04/15/2034	2,313,384
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	8.31	% (a)	07/15/2034	913,432
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-3A-DRR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	8.55	% (a)	07/20/2034	4,709,796
9,000,000	Carlyle Global Market Strategies Ltd., Series 2021-9A-D (3 Month LIBOR USD + 3.20%, 3.20% Floor)	8.45	% (a)	10/20/2034	8,332,688
6,000,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	7.87	% (a)	01/20/2035	5,861,330
5,000,000	Cathedral Lake Ltd., Series 2021-8A-D1 (3 Month LIBOR USD + 3.42%, 3.42% Floor)	8.67	% (a)	01/20/2035	4,585,921
1,000,000	CIFC Funding Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	8.11	% (a)	07/18/2031	959,213
9,500,000	Columbia Cent Ltd., Series 2018-27A-DR (3 Month LIBOR USD + 3.83%, 3.83% Floor)	9.09	% (a)	01/25/2035	8,464,681
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	7.86	% (a)	04/17/2030	2,867,263
2,000,000	Dryden Ltd., Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	7.87	% (a)	05/15/2031	1,794,602
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	8.42	% (a)	08/15/2031	2,821,426
2,006,000	Dryden Senior Loan Fund, Series 2016-42A-DR (3 Month LIBOR USD + 2.93%)	8.19	% (a)	07/15/2030	1,819,058
2,200,000	Dryden Senior Loan Fund, Series 2016-43A-DR3 (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.50	% (a)	04/20/2034	2,035,492
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	8.21	% (a)	10/15/2030	1,848,773
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	11.66	% (a)	10/15/2030	3,405,089
3,500,000	Goldentree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	7.66	% (a)	01/18/2031	3,424,950
5,000,000	Hayfin Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	7.07	% (a)	04/28/2031	4,950,938
1,000,000	Hayfin Ltd., Series 2019-1A-B1R (3 Month LIBOR USD + 1.85%, 1.85% Floor)	7.12	% (a)	04/28/2031	994,287
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.26	% (a)	10/15/2030	1,406,725
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	8.00	% (a)	07/20/2031	3,427,356
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	8.71	% (a)	07/15/2027	1,991,817
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	8.05	% (a)	10/20/2027	1,962,207
2,000,000	LCM LP, Series 25A-D (3 Month LIBOR USD + 3.45%)	8.70	% (a)	07/20/2030	1,704,791
3,250,000	LCM LP, Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	8.20	% (a)	10/20/2030	2,887,714
4,000,000	LCM LP, Series 30A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.25	% (a)	04/20/2031	3,674,134
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	8.11	% (a)	10/18/2031	3,838,543
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	8.02	% (a)	11/15/2028	1,457,532
2,000,000	Magnetite Ltd., Series 2019-23A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	8.31	% (a)	01/25/2035	1,909,195
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	7.97	% (a)	01/20/2032	1,882,141
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	9.16	% (a)	07/15/2029	5,133,037
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.26	% (a)	07/17/2030	1,797,438
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR2 (3 Month LIBOR USD + 2.50%)	7.76	% (a)	01/25/2031	1,726,571
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	8.07	% (a)	02/14/2031	2,073,618
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	10.72	% (a)	01/22/2030	2,040,530
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	8.21	% (a)	07/15/2030	8,833,115
5,460,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (3 Month LIBOR USD + 3.30%)	8.55	% (a)	03/17/2030	4,931,689
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	11.45	% (a)	03/17/2030	1,466,542
1,500,000	Octagon Investment Partners Ltd., Series 2018-18A-C (3 Month LIBOR USD + 2.70%)	7.96	% (a)	04/16/2031	1,350,480
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	8.11	% (a)	07/25/2030	2,258,706
3,500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	8.60	% (a)	01/20/2035	3,114,852
5,000,000	Race Point Ltd., Series 2013-8A-DR2 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	8.88	% (a)	02/20/2030	4,491,973
3,500,000	Sound Point Ltd., Series 2016-2A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	9.10	% (a)	10/20/2028	3,512,232
9,000,000	Sound Point Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	8.92	% (a)	01/23/2029	9,024,594
7,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	8.56	% (a)	07/15/2034	6,178,173
7,000,000	Sound Point Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 3.50%, 3.50% Floor)	8.76	% (a)	10/25/2034	5,908,151
2,000,000	Sound Point Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	8.60	% (a)	07/20/2034	1,785,693
4,000,000	Sound Point Ltd., Series 2020-3A-D (3 Month LIBOR USD + 3.65%, 3.65% Floor)	8.91	% (a)	01/25/2032	3,664,774
1,250,000	Sound Point Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	8.51	% (a)	10/25/2034	1,101,294
1,000,000	Sound Point Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.66	% (a)	10/25/2034	865,124
10,000,000	Steward Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	7.86	% (a)	01/15/2030	8,964,792
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	8.31	% (a)	10/15/2031	2,710,285
2,250,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	8.26	% (a)	07/18/2031	1,920,602
1,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	11.01	% (a)(b)	01/15/2031	691,241
4,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	8.67	% (a)	10/22/2031	3,382,886
3,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	8.98	% (a)	04/18/2036	2,679,076
4,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	9.11	% (a)	04/15/2035	3,631,750
4,000,000	THL Credit Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	8.16	% (a)	07/15/2030	3,626,593
2,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	8.26	% (a)	07/15/2030	2,233,914
10,000,000	Trimaran CAVU LLC, Series 2021-3A-D (3 Month LIBOR USD + 3.78%, 3.78% Floor)	9.04	% (a)	01/18/2035	9,607,497
1,000,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%)	8.15	% (a)	04/20/2031	931,181
3,000,000	Voya Ltd., Series 2014-1A-CR2 (Secured Overnight Financing Rate 3 Month + 3.06%)	8.04	% (a)	04/18/2031	2,619,824
3,000,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%)	8.40	% (a)	04/20/2034	2,699,870
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	8.01	% (a)	07/15/2031	3,524,123
5,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%)	6.42	% (a)	07/20/2032	4,910,667

Total Collateralized Loan Obligations (Cost $275,733,828)					253,234,965

Foreign Corporate Bonds - 5.9%
263,000	1375209 B.C. Ltd.	9.00	% (a)	01/30/2028	263,961
1,900,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	1,414,466
500,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	353,462
2,928,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,303,397
1,372,500	Adani International Container Terminal Private Ltd.	3.00	% (a)	02/16/2031	1,079,718
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	848,029
214,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	182,894
1,700,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,378,279
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	490,435
400,000	Adani Ports & Special Economic Zone Ltd.	3.83%		02/02/2032	289,809
700,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	612,604
3,855,000	AES Andres B.V.	5.70	% (a)	05/04/2028	3,455,371
150,000	Agrosuper SA	4.60%		01/20/2032	127,321
900,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	667,877
3,200,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	2,374,672
1,345,000	Air Canada	3.88	% (a)	08/15/2026	1,247,827
800,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	640,159
1,305,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	637,787
1,660,000	Altice France Holding S.A.	5.50	% (a)	10/15/2029	1,188,796
540,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	516,582
12,018,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	11,166,953
340,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	275,953
7,697,000	Australia & New Zealand Banking Group Ltd. (5 Year CMT Rate + 1.70%)	2.57	% (a)	11/25/2035	5,853,183
1,079,928	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	941,214
9,225,000	Avolon Holdings Funding Ltd.	3.25	% (a)	02/15/2027	8,227,142
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	904,665
2,400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(g)	04/22/2031	1,768,484
500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	440,679
1,200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	1,102,442
500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13	% (a)	07/01/2030	459,351
600,000	Banco do Estado do Rio Grande do Sul S.A. (5 Year CMT Rate + 4.93%)	5.38%		01/28/2031	542,262
250,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	7.05%		04/03/2027	236,129
1,600,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		01/29/2031	1,468,210
4,555,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	4,189,051
550,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (g)	01/24/2032	425,700
3,700,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (g)	01/10/2028	3,371,126
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(g)	06/27/2029	2,191,181
300,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (g)	06/27/2029	260,751
1,000,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	5.95%		10/01/2028	998,750
1,200,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	1,022,448
2,000,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (g)	09/23/2025	1,897,238
1,300,000	Banistmo S.A.	4.25%		07/31/2027	1,207,901
4,100,000	Bank Hapoalim B.M.	3.26	% (a)(d)	01/21/2032	3,524,897
2,500,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	2,240,350
9,226,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	8,135,518
11,910,000	Bank of Nova Scotia (5 Year CMT Rate + 2.05%)	4.59%		05/04/2037	10,274,191
13,550,000	BAT Capital Corporation	3.46%		09/06/2029	11,748,861
2,200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	1,910,993
500,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	481,928
800,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	712,932
1,775,000	Bell Telephone Company of Canada	3.65%		08/15/2052	1,348,004
12,430,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 1.51%)	3.05	% (a)	01/13/2031	10,623,063
10,305,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	6.67	% (a)	09/26/2023	10,305,448
1,205,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	1,203,591
6,480,000	BPCE S.A.	1.00	% (a)	01/20/2026	5,771,048
1,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	908,162
2,500,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	2,552,350
1,100,000	BRF S.A.	4.88%		01/24/2030	895,675
2,800,000	C&W Senior Financing	6.88%		09/15/2027	2,445,520
2,100,000	CAP S.A.	3.90	% (a)	04/27/2031	1,530,585
2,450,000	CAP S.A.	3.90%		04/27/2031	1,785,683
4,685,000	CCL Industries, Inc.	3.05	% (a)	06/01/2030	3,962,770
300,000	Cemex, S.A.B. de C.V. (5 Year CMT Rate + 4.91%)	9.13	% (a)(g)	03/14/2028	304,199
3,200,000	Cemex, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (g)	06/08/2026	2,850,638
5,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	3,861,000
4,325,000	CI Financial Corporation	4.10%		06/15/2051	2,635,148
5,185,000	Commonwealth Bank of Australia	4.32	% (a)	01/10/2048	3,880,112
1,400,000	Cosan Luxembourg S.A.	7.50	% (a)	06/27/2030	1,387,680
3,381,000	Cosan Overseas Ltd.	8.25	% (g)	08/05/2023	3,364,653
200,000	Cosan Overseas Ltd.	7.00%		01/20/2027	200,056
5,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (e)(g)	11/29/2027	74,250
2,500,000	CT Trust	5.13%		02/03/2032	2,008,726
2,900,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	2,595,528
1,872,819	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(e)(g)	07/17/2023	217,584
1,252,207	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK or 8.00% PIK)	8.00	% (a)(e)	04/01/2025	544,710
1,660,000	eG Global Finance PLC	8.50	% (a)	10/30/2025	1,612,618
2,162,880	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	1,999,961
5,900,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	4,649,404
2,000,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	1,500,560
6,030,000	Enbridge, Inc.	3.40%		08/01/2051	4,213,248
819,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	723,386
1,000,000	Freeport Indonesia PT	5.32	% (a)	04/14/2032	948,086
800,000	Freeport Indonesia PT	6.20%		04/14/2052	723,088
750,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	708,277
300,000	Freeport-McMoRan, Inc.	5.25%		09/01/2029	295,007
2,800,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	2,640,820
1,031,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	804,310
2,661,300	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	2,266,216
1,400,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	1,133,291
2,659,580	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	2,140,170
1,295,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	1,186,092
930,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	763,025
5,843,000	Glencore Funding LLC	1.63	% (a)	04/27/2026	5,272,467
1,913,912	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (a)	09/15/2024	1,754,177
1,700,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%		04/16/2029	1,545,020
300,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (a)	02/15/2025	257,572
2,900,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,489,868
3,500,000	Gran Tierra Energy International Holdings Ltd.	7.75	% (a)	05/23/2027	2,652,691
1,485,000	Grifols Escrow Issuer S.A.	4.75	% (a)	10/15/2028	1,290,376
1,503,242	Guara Notre SARL	5.20%		06/15/2034	1,318,005
12,830,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	6.92%		09/12/2026	12,921,193
3,619,200	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,483,480
1,100,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,049,393
885,000	Intelsat Jackson Holdings S.A.	6.50	% (a)	03/15/2030	807,878
984,847	Interoceanica Finance Ltd.	0.00%		11/30/2025	913,446
1,192,690	Invepar Holdings	0.00	% (b)(e)	12/30/2028	—
2,400,000	Inversiones La Construccion S.A.	4.75%		02/07/2032	1,920,138
1,092,000	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	922,304
1,500,000	JSW Steel Ltd.	5.05%		04/05/2032	1,213,911
865,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	792,414
11,890,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	10,781,039
5,955,120	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	5,351,837
16,230,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 1.53%)	2.87	% (a)	01/14/2033	12,977,518
1,400,000	MARB BondCo PLC	3.95%		01/29/2031	1,003,253
1,340,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	1,159,970
3,623,443	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	2,450,869
500,000	MEGlobal Canada ULC	5.00%		05/18/2025	490,923
1,200,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,093,458
2,550,000	Mexarrend SAPI de C.V.	10.25	% (a)(e)	07/24/2024	574,859
1,315,309	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	1,265,591
810,000	Millicom International Cellular S.A.	6.63%		10/15/2026	776,206
900,000	Millicom International Cellular S.A.	5.13%		01/15/2028	786,685
1,620,000	Millicom International Cellular SA	6.25%		03/25/2029	1,453,822
6,600,000	Minejesa Capital B.V.	5.63%		08/10/2037	5,188,505
1,800,000	Minerva Luxembourg S.A.	4.38%		03/18/2031	1,409,745
1,050,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	926,625
850,000	Movida Europe S.A.	5.25%		02/08/2031	691,135
1,200,000	Multibank, Inc.	7.75	% (a)	02/03/2028	1,215,100
1,954,372	MV24 Capital B.V.	6.75%		06/01/2034	1,765,563
8,705,000	National Australia Bank Ltd.	2.99	% (a)	05/21/2031	6,946,727
6,580,000	NatWest Markets PLC	0.80	% (a)	08/12/2024	6,198,884
600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	582,414
1,100,000	Network i2i Ltd. (5 Year CMT Rate + 3.39%)	3.98	% (g)	03/03/2026	987,250
450,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65	% (g)	01/15/2025	438,188
400,000	Nexa Resources S.A.	5.38%		05/04/2027	373,621
5,535,000	NBN Company Ltd.	1.45	% (a)	05/05/2026	4,980,264
6,205,000	NXP B.V.	3.88%		06/18/2026	5,963,102
628,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	565,731
500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	456,095
3,500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	3,192,665
1,300,000	Parkland Corporation	4.50	% (a)	10/01/2029	1,129,043
950,000	Parkland Corporation	4.63	% (a)	05/01/2030	824,638
1,030,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	883,673
14,010,000	Renesas Electronics Corporation	2.17	% (a)	11/25/2026	12,332,842
1,948,500	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	1,277,583
400,000	Sasol Financing USA LLC	4.38%		09/18/2026	354,521
2,500,000	Sasol Financing USA LLC	5.50%		03/18/2031	1,970,942
1,010,000	Seaspan Corporation	5.50	% (a)	08/01/2029	792,163
1,400,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(g)	05/12/2026	1,233,750
200,000	Simpar Europe S.A.	5.20%		01/26/2031	158,951
1,455,000	Superior Plus LP	4.50	% (a)	03/15/2029	1,276,850
350,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (a)	04/28/2026	332,627
620,000	Telesat LLC	4.88	% (a)	06/01/2027	372,877
614,000	Telesat LLC	6.50	% (a)	10/15/2027	252,725
1,000,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	908,730
800,000	TK Elevator US Newco, Inc.	5.25	% (a)	07/15/2027	740,050
12,085,000	Toronto-Dominion Bank	4.69%		09/15/2027	11,832,091
500,000	Transelec S.A.	3.88%		01/12/2029	458,975
400,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	385,814
4,546,000	Triton Container International Ltd	3.25%		03/15/2032	3,566,989
2,385,000	Triton Container International Ltd.	1.15	% (a)	06/07/2024	2,262,264
7,966,000	TSMC Global Ltd.	1.25	% (a)	04/23/2026	7,117,602
907,559	UEP Penonome S.A.	6.50%		10/01/2038	682,605
4,628,549	UEP Penonome S.A.	6.50	% (a)	10/01/2038	3,481,284
9,700,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (e)(g)	01/29/2025	53,350
400,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	131,500
2,000,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.23%)	2.00%		10/14/2031	1,758,093
1,700,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	1,513,384
300,000	UPL Corporation Ltd.	4.50%		03/08/2028	269,262
3,350,000	UPL Corporation Ltd.	4.63%		06/16/2030	2,881,000
5,600,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	4,161,422
3,100,000	Vedanta Resources Ltd.	6.13%		08/09/2024	2,323,301
5,720,000	Volkswagen Group of America Finance LLC	4.25	% (a)	11/13/2023	5,686,838
1,500,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	783,056
1,702,000	VTR Finance NV	6.38%		07/15/2028	655,217
8,070,000	Weir Group PLC	2.20	% (a)	05/13/2026	7,232,636
7,400,000	Westpac Banking Corporation (5 Year CMT Rate + 1.53%)	3.02%		11/18/2036	5,683,425
200,000	Woori Bank	4.75%		04/30/2024	197,110

Total Foreign Corporate Bonds (Cost $492,767,927)					414,228,831

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.3%
700,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25	% (g)	04/15/2024	623,598
900,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (g)	06/18/2024	905,310
2,451,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	2,064,967
1,157,747	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	810,168
11,900,000	Chile Government International Bond	3.10%		01/22/2061	7,802,539
950,000	Colombia Government International Bond	5.00%		06/15/2045	663,736
11,150,000	Colombia Government International Bond	4.13%		05/15/2051	6,700,480
2,100,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	2,041,389
280,000	Dominican Republic International Bond	8.63%		04/20/2027	292,600
900,000	Ecopetrol S.A.	5.88%		05/28/2045	617,476
9,200,000	Ecopetrol S.A.	5.88%		11/02/2051	6,097,046
4,700,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	4,018,430
300,000	EIG Pearl Holdings SARL	4.39%		11/30/2046	235,766
1,000,000	Indonesia Government International Bond	3.70%		10/30/2049	797,365
4,000,000	Korea Development Bank	2.00%		10/25/2031	3,271,987
2,064,971	Lima Metro Finance Ltd.	5.88%		07/05/2034	2,009,992
17,270,000	Mexico Government International Bond	3.75%		01/11/2028	16,459,265
2,000,000	Mexico Government International Bond	2.66%		05/24/2031	1,667,609
3,000,000	Mexico Government International Bond	4.40%		02/12/2052	2,372,776
7,616,000	Mexico Government International Bond	6.34%		05/04/2053	7,777,136
2,000,000	Oleoducto Central S.A.	4.00%		07/14/2027	1,753,832
400,000	Panama Government International Bond	2.25%		09/29/2032	306,667
200,000	Panama Government International Bond	4.30%		04/29/2053	149,323
1,900,000	Panama Government International Bond	4.50%		04/01/2056	1,431,600
5,800,000	Panama Government International Bond	3.87%		07/23/2060	3,858,886
900,000	Perusahaan Penerbit	3.80%		06/23/2050	712,491
3,600,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	3,239,222
2,691,000	Petroleos del Peru S.A.	4.75%		06/19/2032	2,060,207
1,200,000	Petroleos del Peru S.A.	5.63%		06/19/2047	775,119
2,400,000	Philippine Government International Bond	2.95%		05/05/2045	1,713,333
800,000	Philippine Government International Bond	2.65%		12/10/2045	540,161
2,800,000	Republic of South Africa Government Bond	4.30%		10/12/2028	2,480,100
7,500,000	Saudi Government International Bond	3.45%		02/02/2061	5,288,572
1,600,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	1,266,320
700,000	Temasek Financial Ltd.	1.00%		10/06/2030	554,015

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $114,144,848)					93,359,483

Municipal Bonds - 0.1%
4,430,000	State of California	7.55%		04/01/2039	5,592,029

Total Municipal Bonds (Cost $6,219,926)					5,592,029

Non-Agency Commercial Mortgage Backed Obligations - 5.4%
22,775,500	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XB	0.86	% (a)(d)(h)	06/15/2054	1,124,497
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.73	% (a)(d)	08/14/2034	1,998,389
5,515,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-C	4.48	% (d)	09/15/2048	4,611,258
4,112,763	BANK, Series 2017-BNK8-XA	0.85	% (d)(h)	11/15/2050	102,421
1,005,000	BANK, Series 2020-BN28-AS	2.14%		03/15/2063	777,514
4,009,000	BANK, Series 2021-BN35-A5	2.29%		06/15/2064	3,226,864
3,109,000	BANK, Series 2021-BN37-C	3.21	% (d)	11/15/2064	2,075,212
11,034,000	BANK, Series 2022-BNK39-AS	3.18%		02/15/2055	8,841,612
2,682,000	BANK, Series 2022-BNK39-E	2.50	% (a)	02/15/2055	1,169,682
4,526,000	BBCMS Mortgage Trust, Series 2021-C12-A5	2.69%		11/15/2054	3,731,396
5,364,000	BBCMS Mortgage Trust, Series 2022-C14-A5	2.95	% (d)	02/15/2055	4,505,850
5,785,000	BBCMS Mortgage Trust, Series 2022-C16-A5	4.60	% (d)	06/15/2055	5,502,498
4,598,000	Benchmark Mortgage Trust, Series 2020-B18-AGNF	4.14	% (a)	07/15/2053	3,965,068
4,549,000	Benchmark Mortgage Trust, Series 2020-B19-AS	2.15%		09/15/2053	3,369,559
1,091,000	Benchmark Mortgage Trust, Series 2020-B19-C	3.21%		09/15/2053	680,539
89,830,655	Benchmark Mortgage Trust, Series 2021-B28-XA	1.39	% (d)(h)	08/15/2054	6,272,857
10,350,000	Benchmark Mortgage Trust, Series 2022-B32-AS	3.53	% (d)	01/15/2055	8,367,822
4,600,000	BPR Trust, Series 2022-OANA-A (Secured Overnight Financing Rate 1 Month + 1.90%, 1.90% Floor)	7.04	% (a)	04/15/2037	4,472,106
11,798,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(d)	12/09/2041	9,507,002
7,065,276	BX Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	7.04	% (a)	10/15/2038	6,775,327
4,955,000	CD Commercial Mortgage Trust, Series 2017-CD4-C	4.35	% (d)	05/10/2050	3,776,874
2,069,742	CFCRE Commercial Mortgage Trust, Series 2016-C6-A2	2.95%		11/10/2049	1,892,618
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20	% (d)	06/15/2050	2,792,388
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(d)	02/10/2048	1,531,801
3,133,200	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.45	% (d)(h)	02/10/2048	45,197
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	1,766,453
36,801,755	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.82	% (d)(h)	04/15/2049	1,099,228
38,716,803	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.05	% (d)(h)	07/10/2049	1,643,834
66,450,974	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.52	% (d)(h)	10/10/2049	2,241,936
13,720,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10	% (d)	10/12/2050	11,822,944
4,534,000	Citigroup Commercial Mortgage Trust, Series 2019-GC41-B	3.20%		08/10/2056	3,556,617
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62	% (a)(d)	12/10/2041	6,023,694
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.62	% (a)(d)	12/10/2041	4,724,355
10,383,000	Citigroup Commercial Mortgage Trust, Series 2022-GC48-A5	4.74	% (d)	05/15/2054	9,856,778
1,831,321	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	1.38	% (d)(h)	10/15/2045	56
1,815,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-B	4.58%		04/10/2047	1,739,066
3,325,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-B	4.67	% (d)	08/10/2048	3,096,990
49,922,317	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	1.04	% (d)(h)	10/10/2048	757,601
4,310,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-C	4.47	% (d)	07/10/2048	3,903,814
43,102,668	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	1.08	% (d)(h)	02/10/2049	797,727
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	5.08	% (a)(d)	01/15/2049	2,287,837
35,650,112	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	2.02	% (d)(h)	01/15/2049	1,393,028
6,000,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.06	% (d)	11/15/2051	4,673,608
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61	% (d)	08/15/2051	347,500
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	7,689,752
62,653,316	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.22	% (d)(h)	03/15/2053	3,346,264
6,269,000	CSMC Trust, Series 2020-NET-C	3.53	% (a)	08/15/2037	5,509,588
7,968,667	CSWF Trust, Series 2021-B33-B	3.77	% (a)(d)	10/10/2043	5,644,729
3,731,000	CSWF Trust, Series 2021-B33-C	3.77	% (a)(d)	10/10/2043	2,471,943
4,475,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.47	% (d)	05/10/2049	3,678,425
51,514,541	DBJPM Mortgage Trust, Series 2016-C1-XA	1.52	% (d)(h)	05/10/2049	1,435,056
4,550,000	DOLP Trust, Series 2021-NYC-D	3.70	% (a)(d)	05/10/2041	3,044,443
5,000,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(d)	05/10/2041	3,084,497
2,588,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	6.44	% (a)	07/15/2035	1,800,072
361,216	GS Mortgage Securities Trust, Series 2011-GC5-XA	0.09	% (a)(d)(h)	08/10/2044	4
6,484,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.66	% (a)(d)	11/10/2047	4,108,374
2,635,000	GS Mortgage Securities Trust, Series 2015-GC32-B	4.55	% (d)	07/10/2048	2,443,034
91,832,799	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.90	% (d)(h)	11/10/2048	1,363,258
1,825,000	GS Mortgage Securities Trust, Series 2016-GS2-C	4.85	% (d)	05/10/2049	1,597,268
44,217,147	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.88	% (d)(h)	05/10/2049	1,632,033
1,070,000	GS Mortgage Securities Trust, Series 2019-GC42-A3	2.75%		09/10/2052	912,238
50,503,340	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	1.05	% (d)(h)	01/15/2049	898,459
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.99	% (a)(d)	12/05/2038	4,954,103
32,337,468	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.82	% (d)(h)	02/15/2047	43,038
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.63	% (d)	09/15/2047	2,573,067
8,204,658	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	4.13	% (a)(d)	09/15/2047	6,860,145
40,438,351	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.95	% (d)(h)	11/15/2047	321,303
1,684,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-B	3.90%		02/15/2048	1,545,793
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(d)	02/15/2048	7,132,530
4,987,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.33	% (d)	05/15/2048	4,427,803
47,117,462	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.57	% (d)(h)	07/15/2048	343,105
36,920,887	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.97	% (d)(h)	08/15/2048	517,635
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.81	% (d)	11/15/2048	2,863,061
1,000,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94	% (d)	03/10/2052	788,629
7,675,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-AS	3.48%		06/15/2049	6,943,107
44,702,472	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.63	% (d)(h)	06/15/2049	1,393,090
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.76	% (a)(d)	03/10/2049	4,830,510
4,500,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(d)	02/12/2040	1,653,044
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.62	% (d)	10/15/2047	2,794,007
26,137,487	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.38	% (d)(h)	02/15/2048	315,694
75,089,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-XB	0.27	% (a)(d)(h)	07/15/2050	253,410
43,955,373	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.48	% (d)(h)	09/15/2049	1,377,350
6,364,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-B	4.11%		05/15/2050	5,573,296
5,238,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	3,069,321
24,127,446	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.58	% (d)(h)	08/15/2049	846,019
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	7.39	% (a)	06/15/2035	944,032
1,789,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	1,508,775
43,357,517	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.02	% (d)(h)	10/10/2048	1,647,772
10,336,000	SLG Office Trust, Series 2021-OVA-E	2.85	% (a)	07/15/2041	7,378,424
9,660,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	6,629,613
8,911,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	7,632,942
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15	% (d)	12/15/2050	2,160,810
1,450,000	UBS Commercial Mortgage Trust, Series 2017-C7-B	4.29	% (d)	12/15/2050	1,272,258
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.75	% (d)	12/15/2050	5,818,522
559,000	UBS Commercial Mortgage Trust, Series 2018-C10-C	5.22	% (d)	05/15/2051	468,743
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	5.04	% (d)	06/15/2051	5,767,764
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	5.11	% (d)	08/15/2051	2,337,656
1,503,790	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-B	3.65	% (a)(d)	03/10/2046	1,379,271
7,795,924	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	3.87	% (a)(d)	03/10/2046	5,642,588
1,374,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	3.87	% (a)(d)	03/10/2046	868,655
91,710	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.45	% (d)(h)	11/15/2048	56
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.75	% (d)	11/15/2048	4,312,419
37,542,260	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.21	% (d)(h)	05/15/2048	480,819
50,069,920	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.08	% (d)(h)	12/15/2048	916,024
7,687,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	6,387,872
58,267,124	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.73	% (d)(h)	11/15/2049	2,090,257
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,189,420
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	5.14	% (d)	08/15/2051	5,932,065
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	5.09	% (d)	09/15/2061	4,174,008
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.30	% (d)	01/15/2052	5,311,109
20,724,130	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.43	% (d)(h)	03/15/2052	1,054,616
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	8,696,407
2,705,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-B	3.14%		02/15/2053	2,118,716
5,510,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-B	2.70%		07/15/2053	4,076,954
118,717,319	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.66	% (d)(h)	04/15/2054	9,658,829
2,436,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-C	3.31%		11/15/2054	1,657,986
55,697,383	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.15	% (d)(h)	08/15/2047	510,539
40,093,804	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.93	% (d)(h)	09/15/2057	235,948

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $528,341,961)					376,189,783

Non-Agency Residential Collateralized Mortgage Obligations - 11.4%
6,195,094	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	5.44	% (d)	03/25/2037	4,427,157
19,789	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.51	% (a)(d)	11/25/2037	19,311
3,406,742	AJAX Mortgage Loan Trust, Series 2020-A-A	2.38	% (a)(i)	12/25/2059	3,399,602
798,415	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(i)	06/25/2060	766,894
3,629,690	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(i)	01/25/2026	3,536,496
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	2,776,785
10,000,000	AMSR Trust, Series 2021-SFR1-F	3.60	% (a)(d)	06/17/2038	8,100,370
3,000,000	AMSR Trust, Series 2021-SFR2-E1	2.48	% (a)	08/17/2038	2,586,780
2,500,000	AMSR Trust, Series 2021-SFR2-E2	2.58	% (a)	08/17/2038	2,135,205
4,500,000	AMSR Trust, Series 2021-SFR2-F1	3.28	% (a)	08/17/2038	3,903,838
2,000,000	AMSR Trust, Series 2021-SFR2-F2	3.67	% (a)	08/17/2038	1,738,807
11,091,115	Argent Securities Trust, Series 2006-M1-A2C (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45%		07/25/2036	2,934,868
14,123,047	Argent Securities Trust, Series 2006-M1-A2D (1 Month LIBOR USD + 0.48%, 0.48% Floor)	5.63%		07/25/2036	3,736,876
130,737	Banc of America Funding Trust, Series 2005-G-A3	2.30	% (d)	10/20/2035	90,454
115,505	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	110,839
85,486	Banc of America Funding Trust, Series 2006-6-1A2	6.25%		08/25/2036	71,765
255,277	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	114,945
9,100,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(i)	03/28/2029	8,336,488
5,861,509	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	5.30%		01/25/2037	5,088,899
1,269,681	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.28	% (d)	07/25/2037	1,103,451
796,566	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	8
161,524	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		11/01/2035	90,593
406,923	CHL Mortgage Pass-Through Trust, Series 2007-10-A5	6.00%		07/25/2037	201,514
168,696	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	109,894
424,382	CHL Mortgage Pass-Through Trust, Series 2007-3-A17	6.00%		04/25/2037	216,161
6,953,000	CIM Trust, Series 2020-R2-M2	3.00	% (a)(d)	10/25/2059	5,329,132
22,482	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	20,984
4,665	Citicorp Residential Mortgage Trust, Series 2006-2-A5	4.89	% (i)	09/25/2036	4,644
4,026,363	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	5.22%		01/25/2037	1,706,656
26,359,753	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	21,805,853
46,910,727	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(d)	03/25/2065	42,219,954
5,674,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(d)	03/25/2065	4,951,778
4,752,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(d)	03/25/2065	4,025,849
4,413,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(d)	03/25/2065	3,586,514
12,953,612	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.07	% (a)(d)	03/25/2065	10,672,688
58,548	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	50,342
36,192	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	30,096
237,135	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	211,071
7,109,408	CitiMortgage Alternative Loan Trust, Series 2007-A2-1A5	6.00%		02/25/2037	6,311,412
3,489,129	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	3,036,902
1,000,000	CoreVest American Finance Trust, Series 2020-4-E	3.38	% (a)	12/15/2052	763,454
63,839	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	51,615
126,322	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	59,103
12,450,012	Countrywide Alternative Loan Trust, Series 2005-37T1-A5 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap)	5.50%		09/25/2035	7,639,861
465,153	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	329,769
7,357,477	Countrywide Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	5,055,200
68,789	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	5.50%		10/25/2035	43,631
255,329	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	142,285
6,116,324	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	3,528,644
938,808	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	453,628
5,944,470	Countrywide Alternative Loan Trust, Series 2007-12T1-A3	6.00%		06/25/2037	2,872,340
1,022,733	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	5.60%		08/25/2037	380,846
296,158	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	11.66	% (j)	08/25/2037	402,611
55,444	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	6.21	% (j)	08/25/2037	50,661
257,397	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	155,941
1,344,584	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	5.65%		09/25/2037	540,048
1,320,825	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.35	% (h)(j)	09/25/2037	188,972
718,388	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	78,215
5,825,069	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	3,259,136
4,967,003	Countrywide Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	5.51%		06/25/2047	3,768,974
55,829	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	42,057
608,744	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	493,927
3,019,034	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00	% (a)	01/27/2038	1,417,542
7,033,882	Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	5.45	% (a)	05/25/2046	5,959,943
2,364,895	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	967,142
19,564	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		09/25/2056	11,198
61,763	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	10,869
10,567	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	8,229
697,330	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(b)(d)	06/26/2037	623,124
30,503,225	CSMC Trust, Series 2020-RPL1-PT1	3.34	% (a)(d)	10/25/2069	23,801,459
9,035,400	CSMC Trust, Series 2020-RPL4-M1	2.50	% (a)	01/25/2060	6,655,702
2,929,257	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(d)	09/27/2066	2,826,178
7,063,792	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	5.30%		02/25/2047	4,315,883
4,748,159	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	3,962,337
4,468,176	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2-2A1	4.02	% (d)	10/25/2035	3,715,265
405,643	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	4.85	% (a)(j)	04/15/2036	365,927
39,943	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	4.69	% (a)(j)	04/15/2036	35,424
730,198	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	4.85	% (a)(j)	04/15/2036	623,347
15,984,000	First Franklin Mortgage Loan Trust, Series 2006-FF15-A6 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	5.46%		11/25/2036	12,723,737
10,866,512	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	5.29%		03/25/2037	5,976,758
200,180	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	88,912
2,631,936	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	1,177,911
37,281	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (d)	05/25/2035	25,120
16,440,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(d)	10/25/2026	13,446,911
6,944,000	GCAT Trust, Series 2021-NQM6-M1	3.41	% (a)(d)	08/25/2066	4,792,381
1,352,985	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	1,159,438
7,546,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-M1	3.29	% (a)(d)	09/27/2060	6,008,336
7,198	GSAA Home Equity Trust, Series 2005-7-AF5	5.11	% (i)	05/25/2035	6,938
952,379	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	619,150
947,320	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	438,676
1,473,088	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	1,294,552
22,702,102	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	5.59%		08/25/2046	5,485,570
75,884	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	157,306
10,841,752	Harborview Mortgage Loan Trust, Series 2005-7-2A1 (1 Month LIBOR USD + 0.57%, 0.57% Floor, 11.00% Cap)	5.73%		06/19/2045	6,832,721
2,549,409	Home Partners of America Trust, Series 2021-1-D	2.48	% (a)	09/17/2041	2,089,562
1,171,864	Home Partners of America Trust, Series 2021-1-E	2.58	% (a)	09/17/2041	958,983
1,318,779	Home Partners of America Trust, Series 2021-1-F	3.33	% (a)	09/17/2041	1,055,474
5,250,000	Homeward Opportunities Fund Trust, Series 2020-2-M1	3.90	% (a)(d)	05/25/2065	4,707,672
1,638,907	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(i)	08/25/2025	1,637,895
22,490,402	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	5.43%		10/25/2036	7,408,323
9,885,432	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.33%		04/25/2037	6,486,481
24,478,850	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	5.69%		02/25/2037	21,781,173
2,728,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-M1	3.45	% (a)(d)	01/25/2057	1,777,740
1,425,820	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	5.51%		07/25/2047	992,413
1,417,886	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A24 (1 Month LIBOR USD + 0.62%, 0.62% Floor)	5.77%		07/25/2047	1,062,667
2,925,229	JP Morgan Alternative Loan Trust, Series 2005-A2-1M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.50% Cap)	5.84%		01/25/2036	2,798,804
65,121	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	% (i)	05/25/2036	64,400
2,686,908	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.81	% (i)	08/25/2036	2,499,458
33,862	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.62	% (i)	08/25/2036	32,034
34,119	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21	% (i)	12/25/2036	32,817
13,863,300	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		07/25/2036	6,244,302
16,188,853	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45%		08/25/2036	11,585,017
13,298,277	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A5 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	5.36%		12/25/2036	7,062,007
2,271,461	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	2,241,012
163,538	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	88,834
23,252,270	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (a)	06/25/2058	19,994,527
7,000,000	Legacy Mortgage Asset Trust, Series 2021-GS3-A2	3.25	% (a)(i)	07/25/2061	6,171,808
3,400,796	Lehman Mortgage Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	5.42%		02/25/2036	3,044,952
371,646	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	189,079
25,563	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	6.99	% (j)	01/25/2037	23,903
506,296	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	155,808
3,544,795	Lehman Mortgage Trust, Series 2007-1-1A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	5.47%		02/25/2037	3,423,332
9,483,402	Lehman Mortgage Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	5.40%		08/25/2047	7,969,851
90,478	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	63,839
9,209,514	Lehman Mortgage Trust, Series 2007-3-2A3 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	5.63%		03/25/2037	8,433,981
4,200,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(d)	02/25/2026	3,876,701
34,845,218	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	5.53%		03/25/2046	12,666,839
13,504,080	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	5.51%		05/25/2046	4,312,794
15,650,939	Long Beach Mortgage Loan Trust, Series 2006-6-2A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	5.45%		07/25/2036	6,351,282
73,761	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	65,421
4,617,714	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	2,285,505
32,352	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	10,149
12,225,400	MASTR Asset Backed Securities Trust, Series 2005-NC2-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		11/25/2035	7,071,951
770,166	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	506,939
1,652,073	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	651,550
8,695,410	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	5.65%		08/25/2037	7,588,889
5,649,407	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	5.40%		03/25/2037	4,124,739
2,864,977	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(i)	03/25/2060	2,731,307
7,630,518	Morgan Stanley Capital Trust, Series 2006-HE5-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	5.43%		08/25/2036	3,965,470
19,538	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	14,762
450,262	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	414,112
1,653,728	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.22	% (d)	06/25/2036	1,098,399
26,420,371	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX-2A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	5.47%		12/25/2036	10,526,650
7,840,322	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX-2A1 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	5.39%		04/25/2037	2,307,112
168,146	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75	% (a)(d)	05/26/2037	147,630
2,228,519	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(d)	10/25/2060	2,164,056
15,568,588	MortgageIT Securities Corp Mortgage Loan Trust, Series 2007-1-2A11 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	5.59%		06/25/2047	11,815,873
6,000,000	New Century Home Equity Loan Trust, Series 2005-B-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	5.89%		10/25/2035	4,897,885
164,711	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (d)	01/25/2036	53,278
507,582	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	6.30	% (i)	10/25/2036	122,038
858,580	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.56	% (i)	02/25/2037	243,972
6,797,445	NRPL Trust, Series 2019-3A-A1	6.00	% (a)(i)	07/25/2059	6,812,678
3,745,203	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	3,480,729
30,927	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	6.13%		11/25/2034	30,481
17,885,983	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	5.34%		07/25/2037	15,163,795
1,793,056	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 3.70%, 2.70% Floor)	8.88	% (a)	10/27/2024	1,749,639
3,907,387	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 3.35%, 2.35% Floor)	8.53	% (a)	02/27/2025	3,779,998
15,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.15	% (a)	03/25/2026	14,515,700
5,410,173	PR Mortgage Loan Trust, Series 2014-1-APT	5.88	% (a)(d)	10/25/2049	4,913,352
5,284,223	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(i)	07/25/2051	4,894,124
3,404,000	Progress Residential Trust, Series 2021-SFR6-E2	2.53	% (a)	07/17/2038	2,929,022
4,666,000	Progress Residential Trust, Series 2021-SFR6-F	3.42	% (a)	07/17/2038	4,021,637
5,100,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/17/2038	4,361,901
3,486,204	PRPM LLC, Series 2021-3-A1	1.87	% (a)(i)	04/25/2026	3,265,718
3,321,182	PRPM LLC, Series 2021-7-A1	1.87	% (a)(i)	08/25/2026	3,045,151
1,834,497	PRPM LLC, Series 2021-9-A1	2.36	% (a)(i)	10/25/2026	1,713,277
11,500,000	RAMP Trust, Series 2006-NC1-M2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 14.00% Cap)	5.75%		01/25/2036	9,331,412
6,174,466	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	2,652,058
20,713,338	Redwood Funding Trust, Series 2019-1-PT	4.47	% (a)(i)	09/27/2024	20,264,329
126,057	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	109,866
167,583	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	134,839
1,828,662	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	1,535,584
1,806,535	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	1,454,133
359,562	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	286,894
1,509	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		12/25/2023	—
19,736,775	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.46%, 0.46% Floor)	5.61%		06/25/2037	7,996,937
623,367	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	509,628
2,261,011	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,822,924
158,378	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	81,088
223,529	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	107,785
1,626,254	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	502,739
111,417	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	7.80	% (b)(j)	01/25/2046	119,149
40,177	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	30,824
397,370	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	311,242
314,732	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	226,531
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24	% (a)(d)	01/26/2060	4,382,782
7,695,758	Saxon Asset Securities Trust, Series 2005-2-M4 (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.50% Cap)	6.10%		10/25/2035	4,969,705
14,905,347	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 100.00% Cap)	5.31	% (a)	04/25/2037	10,190,383
19,515,042	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	5.22%		04/25/2037	13,112,299
13,842,930	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	5.37%		04/25/2037	9,300,937
2,490,111	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	5.43%		04/25/2037	1,673,066
19,943,670	Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	5.47%		12/25/2036	4,737,673
24,081,806	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	3.10	% (a)(d)	02/25/2054	20,168,597
3,321,899	Sequoia Mortgage Trust, Series 2007-3-2AA1	3.72	% (d)	07/20/2037	2,685,756
6,654,652	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	6.15%		09/25/2037	4,522,796
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73	% (a)(d)	02/25/2050	4,606,674
10,870,033	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	5.33%		09/25/2036	6,848,572
765,393	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	5.50	% (a)	03/25/2035	655,674
765,393	Structured Asset Securities Corporation, Series 2005-RF1-AIO	0.00	% (a)(d)(h)	03/25/2035	3,776
5,624,259	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(i)	08/25/2051	5,232,622
7,108,310	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(i)	09/25/2051	6,475,648
1,062,949	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91	% (a)	04/25/2048	946,325
549,783	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26	% (a)	04/25/2048	481,073
337,836	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41	% (a)	04/25/2048	272,421
1,901,306	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94	% (a)(d)	03/25/2049	1,655,014
757,543	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01	% (a)(d)	03/25/2049	639,133
704,597	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12	% (a)(d)	03/25/2049	542,039
2,940,131	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(i)	08/25/2051	2,740,384
1,780,442	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(i)	11/27/2051	1,586,292
6,715,672	VOLT LLC, Series 2021-NP12-A1	2.73	% (a)(i)	12/26/2051	6,047,369
1,164,081	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(i)	02/27/2051	1,057,039
3,848,882	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(i)	03/27/2051	3,620,581
3,832,380	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(i)	04/25/2051	3,509,148
75,662	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	62,381
380,525	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	332,566
1,148,728	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		03/25/2036	1,080,432
7,242,146	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A5	4.16	% (i)	10/25/2036	2,704,590
3,218,475	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A6	4.16	% (i)	10/25/2036	1,202,874
4,494,410	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	4.86%		10/25/2046	3,860,435
1,406,994	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	5.23%		01/25/2047	1,267,724
7,116,721	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A2	6.00%		04/25/2037	5,663,745
4,991,235	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A3	6.00%		04/25/2037	3,972,206
665,991	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A6	6.00%		04/25/2037	562,872
53,157	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	8.58	% (j)	06/25/2037	55,819
6,349,555	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A3	7.00%		06/25/2037	5,438,417
4,616,733	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-2A1	3.60	% (d)	07/25/2037	3,916,820
339,842	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	290,379
8,958	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	4.59	% (d)	08/25/2035	8,588
408,944	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	343,381
19,840	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	17,995

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $975,548,542)					803,090,396

US Corporate Bonds - 15.6%
12,386,000	AbbVie, Inc.	4.70%		05/14/2045	11,324,967
1,865,000	Academy Ltd.	6.00	% (a)	11/15/2027	1,792,489
2,050,000	Acuris Finance, Inc.	5.00	% (a)	05/01/2028	1,593,662
1,670,000	AdaptHealth LLC	5.13	% (a)	03/01/2030	1,354,320
1,235,000	Advanced Drainage Systems, Inc.	5.00	% (a)	09/30/2027	1,169,934
610,000	Advanced Drainage Systems, Inc.	6.38	% (a)	06/15/2030	604,156
1,105,000	AEP Transmission Company LLC	5.40%		03/15/2053	1,137,901
765,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	752,309
3,245,000	Agree LP	2.60%		06/15/2033	2,498,340
3,596,000	Air Lease Corporation	1.88%		08/15/2026	3,196,084
286,000	Air Methods Corporation	8.00	% (a)(e)	05/15/2025	2,502
4,870,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	3,000,967
1,215,000	Alexandria Real Estate Equities, Inc.	5.15%		04/15/2053	1,090,828
1,125,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	1,059,109
1,120,000	Allied Universal Holdco LLC	6.63	% (a)	07/15/2026	1,064,261
975,000	Allied Universal Holdco LLC	6.00	% (a)	06/01/2029	720,720
385,000	AMC Entertainment Holdings, Inc.	7.50	% (a)	02/15/2029	271,149
1,990,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	1,934,039
600,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	500,818
11,385,000	American Express Company	3.95%		08/01/2025	11,055,241
5,780,000	Amgen, Inc.	5.25%		03/02/2030	5,795,948
4,485,000	Amgen, Inc.	5.75%		03/02/2063	4,553,314
1,040,000	AmWINS Group, Inc.	4.88	% (a)	06/30/2029	940,241
989,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	954,718
995,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	922,047
4,650,000	Anthem, Inc.	2.38%		01/15/2025	4,422,389
1,535,000	Arconic Corporation	6.13	% (a)	02/15/2028	1,555,422
300,000	Ardagh Packaging Finance, Inc.	5.25	% (a)	04/30/2025	293,779
5,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	4,912,529
845,000	Ashton Woods Finance Company	4.63	% (a)	04/01/2030	722,450
885,000	ASP Unifrax Holdings, Inc.	5.25	% (a)	09/30/2028	639,957
1,015,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	879,521
3,990,000	AT&T, Inc.	2.75%		06/01/2031	3,367,901
15,295,000	AT&T, Inc.	3.50%		09/15/2053	10,838,409
7,805,000	AT&T, Inc.	3.55%		09/15/2055	5,469,738
11,705,000	Athene Global Funding	5.65	% (a)(f)	08/19/2024	11,527,274
9,305,000	Aviation Capital Group LLC	1.95	% (a)	09/20/2026	8,070,928
3,700,000	Bank Leumi (Secured Overnight Financing Rate + 1.75%)	4.83%		07/22/2026	3,638,400
13,470,000	Bank of America Corporation (5 Year CMT Rate + 1.20%)	2.48%		09/21/2036	10,311,078
3,995,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.11%)	3.84%		04/25/2025	3,916,991
4,985,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.21%)	2.57%		10/20/2032	4,062,206
585,000	Bausch Health Companies, Inc.	6.13	% (a)	02/01/2027	375,190
1,290,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	769,408
467,000	Bausch Health Companies, Inc.	11.00	% (a)	09/30/2028	332,878
93,000	Bausch Health Companies, Inc.	14.00	% (a)	10/15/2030	55,800
1,140,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	1,061,442
5,260,000	Becton Dickinson & Company	4.69%		02/13/2028	5,191,549
4,540,000	Berkshire Hathaway Finance Corporation	2.85%		10/15/2050	3,165,362
3,190,000	Berkshire Hathaway Finance Corporation	3.85%		03/15/2052	2,639,889
3,650,000	Berry Global, Inc.	1.65%		01/15/2027	3,151,217
9,560,000	BlackRock, Inc.	4.75%		05/25/2033	9,401,472
6,984,000	Boeing Company	2.95%		02/01/2030	6,075,242
4,155,000	Boeing Company	3.75%		02/01/2050	3,123,020
125,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	125,274
5,755,000	BP Capital Markets America, Inc.	4.89%		09/11/2033	5,698,398
3,510,000	BP Capital Markets America, Inc.	2.94%		06/04/2051	2,399,696
3,065,000	Brighthouse Financial Global Funding	1.00	% (a)	04/12/2024	2,948,422
3,885,000	Brighthouse Financial Global Funding	2.00	% (a)	06/28/2028	3,255,600
10,845,000	Broadcom, Inc.	3.42	% (a)	04/15/2033	9,074,235
13,010,000	Brooklyn Union Gas Company	4.49	% (a)	03/04/2049	10,036,951
1,270,000	Builders FirstSource, Inc.	4.25	% (a)	02/01/2032	1,106,569
3,965,000	Burlington Northern Santa Fe LLC	5.20%		04/15/2054	4,048,287
1,495,000	Caesars Entertainment, Inc.	4.63	% (a)	10/15/2029	1,306,795
70,000	Caesars Entertainment, Inc.	7.00	% (a)	02/15/2030	70,360
1,100,000	Callon Petroleum Company	7.50	% (a)	06/15/2030	1,039,315
890,000	Calpine Corporation	4.50	% (a)	02/15/2028	806,608
555,000	Calpine Corporation	5.13	% (a)	03/15/2028	496,049
600,000	Calpine Corporation	4.63	% (a)	02/01/2029	506,914
3,335,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	3,233,728
1,915,000	Carnival Corporation	5.75	% (a)	03/01/2027	1,764,701
1,465,000	Carnival Corporation	9.88	% (a)	08/01/2027	1,527,312
349,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	197,899
650,000	Catalent Pharma Solutions, Inc.	3.50	% (a)	04/01/2030	527,134
2,520,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	2,157,079
1,275,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	1,062,829
1,200,000	CCO Holdings LLC	4.75	% (a)	02/01/2032	979,860
565,000	CCO Holdings LLC	4.25	% (a)	01/15/2034	427,591
1,830,000	Cedar Fair LP	5.25%		07/15/2029	1,666,334
86,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	86,422
9,845,000	Centene Corporation	2.50%		03/01/2031	7,860,888
6,180,000	CF Industries, Inc.	5.38%		03/15/2044	5,636,988
5,701,000	Charter Communications Operating LLC	4.91%		07/23/2025	5,592,378
6,490,000	Charter Communications Operating LLC	3.50%		03/01/2042	4,346,729
6,090,000	Cheniere Energy, Inc.	4.63%		10/15/2028	5,692,853
1,219,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	1,159,050
2,815,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.69%)	2.01%		01/25/2026	2,645,968
2,255,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.28%)	3.07%		02/24/2028	2,076,417
770,000	Civitas Resources, Inc.	8.38	% (a)	07/01/2028	779,663
845,000	Clarios Global LP	6.75	% (a)	05/15/2028	842,936
770,000	Clarivate Science Holdings Corporation	4.88	% (a)	07/01/2029	683,861
460,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	435,971
465,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	344,626
1,265,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	1,168,316
1,185,000	CNX Midstream Partners LP	4.75	% (a)	04/15/2030	1,006,274
1,210,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	1,122,743
4,005,000	Comcast Corporation	3.95%		10/15/2025	3,905,090
6,015,000	Comcast Corporation	3.40%		04/01/2030	5,530,422
725,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	505,677
855,000	CommScope, Inc.	4.75	% (a)	09/01/2029	674,903
805,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	678,072
1,110,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	840,157
745,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	559,942
3,495,000	Constellation Brands, Inc.	3.15%		08/01/2029	3,152,408
2,995,000	Constellation Brands, Inc.	2.88%		05/01/2030	2,600,214
6,750,000	Continental Resources, Inc.	2.27	% (a)	11/15/2026	6,012,804
623,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	493,195
5,495,000	Corporate Office Properties LP	2.90%		12/01/2033	3,814,450
740,000	Coty, Inc.	6.50	% (a)	04/15/2026	734,302
1,240,000	Coty, Inc.	5.00	% (a)	04/15/2026	1,189,568
3,085,000	CQP Holdco LP	5.50	% (a)	06/15/2031	2,756,517
13,045,000	Crown Castle International Corporation	3.65%		09/01/2027	12,206,595
1,185,000	CSC Holdings LLC	6.50	% (a)	02/01/2029	959,122
1,315,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	622,764
1,050,000	CSI Compressco LP	7.50	% (a)	04/01/2025	1,006,876
14,115,000	CSX Corporation	3.80%		11/01/2046	11,364,054
680,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	592,130
3,105,000	CVS Health Corporation	5.13%		02/21/2030	3,085,489
5,655,000	CVS Health Corporation	5.30%		06/01/2033	5,649,018
5,825,000	CVS Health Corporation	5.88%		06/01/2053	5,977,602
410,000	Dana, Inc.	5.38%		11/15/2027	388,752
965,000	Dana, Inc.	5.63%		06/15/2028	907,887
285,000	Dana, Inc.	4.25%		09/01/2030	237,529
547,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	498,970
11,376,000	Dick’s Sporting Goods, Inc.	3.15%		01/15/2032	9,330,004
3,330,000	Dick’s Sporting Goods, Inc.	4.10%		01/15/2052	2,316,294
3,000,000	Digital Realty Trust LP	3.60%		07/01/2029	2,667,971
860,000	DirectTV Financing LLC	5.88	% (a)	08/15/2027	779,857
345,000	DISH DBS Corporation	5.88%		11/15/2024	302,179
1,275,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	950,715
620,000	DISH DBS Corporation	5.13%		06/01/2029	288,512
3,180,000	Dollar General Corporation	4.25%		09/20/2024	3,119,825
10,358,000	Dollar Tree, Inc.	4.00%		05/15/2025	10,031,615
1,570,000	Dollar Tree, Inc.	3.38%		12/01/2051	1,059,230
655,000	Dornoch Debt Merger Sub, Inc.	6.63	% (a)	10/15/2029	535,151
5,585,000	DTE Energy Company	4.22%		11/01/2024	5,462,427
11,800,000	DTE Energy Company	4.88%		06/01/2028	11,551,519
4,400,000	DTE Energy Company	2.95%		03/01/2030	3,809,783
1,265,000	Duke Energy Carolinas LLC	2.85%		03/15/2032	1,076,181
1,805,000	Duke Energy Corporation	4.30%		03/15/2028	1,735,280
7,600,000	Duke Energy Corporation	3.95%		08/15/2047	5,914,004
2,075,000	Dun & Bradstreet Corporation	5.00	% (a)	12/15/2029	1,831,810
3,000,000	Eaton Corporation	4.35%		05/18/2028	2,945,360
1,435,000	Elevance Health, Inc.	4.55%		05/15/2052	1,283,567
596,000	Embarq Corporation	8.00%		06/01/2036	361,033
325,000	Emergent BioSolutions, Inc.	3.88	% (a)	08/15/2028	189,408
620,000	Encompass Health Corporation	4.50%		02/01/2028	577,690
215,000	Encompass Health Corporation	4.75%		02/01/2030	196,017
1,430,000	Encompass Health Corporation	4.63%		04/01/2031	1,269,498
495,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	366,793
865,000	Energizer Holdings, Inc.	6.50	% (a)	12/31/2027	832,695
5,905,000	Energy Transfer LP	4.75%		01/15/2026	5,775,068
4,090,000	Energy Transfer LP	4.40%		03/15/2027	3,913,137
6,675,000	Energy Transfer LP	5.00%		05/15/2044	5,638,895
3,785,000	Entergy Corporation	2.80%		06/15/2030	3,213,046
1,235,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	1,083,273
6,985,000	Equinix, Inc.	1.80%		07/15/2027	6,058,488
485,000	EverArc Escrow SARL	5.00	% (a)	10/30/2029	385,832
3,710,000	Exelon Corporation	5.15%		03/15/2028	3,695,224
2,330,000	Exelon Corporation	4.10%		03/15/2052	1,882,409
3,335,000	Expedia Group, Inc.	5.00%		02/15/2026	3,289,771
5,961,000	Expedia Group, Inc.	3.80%		02/15/2028	5,580,217
2,229,000	Expedia Group, Inc.	3.25%		02/15/2030	1,941,751
968,000	Expedia Group, Inc.	2.95%		03/15/2031	816,742
5,580,000	Exxon Mobil Corporation	4.23%		03/19/2040	5,148,852
990,000	Ferrellgas LP	5.38	% (a)	04/01/2026	921,698
1,085,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	924,439
4,065,000	Ford Motor Company	3.25%		02/12/2032	3,201,612
1,600,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	1,515,701
1,200,000	Ford Motor Credit Company LLC	4.95%		05/28/2027	1,133,294
1,670,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	1,370,560
6,550,000	Fortinet, Inc.	1.00%		03/15/2026	5,849,572
750,000	Fortrea Holdings, Inc.	7.50	% (a)	07/01/2030	768,915
845,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (a)	05/01/2028	774,120
390,000	Frontier Communications Holdings LLC	5.88	% (a)	10/15/2027	358,311
800,000	Frontier Communications Holdings LLC	5.00	% (a)	05/01/2028	691,020
100,392	Frontier Communications Holdings LLC	5.88%		11/01/2029	73,388
560,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	524,653
980,000	Gap, Inc.	3.88	% (a)	10/01/2031	672,150
7,115,000	General Motors Financial Company, Inc.	2.40%		10/15/2028	6,029,107
7,365,000	General Motors Financial Company, Inc.	3.10%		01/12/2032	5,960,599
6,360,000	Georgia Power Company	2.20%		09/15/2024	6,081,359
14,594,000	Georgia Power Company	3.25%		03/15/2051	10,308,542
1,955,000	Global Access, Inc.	5.00	% (a)	07/15/2029	1,713,871
5,670,000	Global Payments, Inc.	4.95%		08/15/2027	5,529,089
13,448,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	6.49%		05/15/2026	13,614,562
4,340,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate + 0.82%)	5.91%		09/10/2027	4,269,272
1,160,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	1,008,997
460,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	374,174
1,105,000	Griffon Corporation	5.75%		03/01/2028	1,034,624
695,000	Group 1 Automotive, Inc.	4.00	% (a)	08/15/2028	612,652
635,971	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	639,663
2,797,000	Halliburton Company	2.92%		03/01/2030	2,460,071
8,750,000	HCA, Inc.	5.38%		02/01/2025	8,677,962
5,520,000	HCA, Inc.	4.13%		06/15/2029	5,110,979
4,805,000	Health Care Service Corporation and Mutual Legal Reserve Company	3.20	% (a)	06/01/2050	3,409,464
1,580,000	Helios Software Holdings, Inc.	4.63	% (a)	05/01/2028	1,347,377
370,000	Hertz Corporation	5.00	% (a)	12/01/2029	306,316
1,075,000	Hess Midstream Operations LP	5.13	% (a)	06/15/2028	1,007,099
1,710,000	Hess Midstream Operations LP	4.25	% (a)	02/15/2030	1,493,668
1,355,000	Hess Midstream Operations LP	5.50	% (a)	10/15/2030	1,254,961
4,410,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	4,412,970
760,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	301,245
975,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	844,258
1,797,000	Hilcorp Energy LP	6.25	% (a)	11/01/2028	1,693,141
315,000	Hilcorp Energy LP	5.75	% (a)	02/01/2029	285,541
7,239,000	Host Hotels & Resorts LP	2.90%		12/15/2031	5,701,508
670,000	HUB International Ltd.	7.25	% (a)	06/15/2030	692,452
12,310,000	Hyundai Capital America	2.65	% (a)	02/10/2025	11,673,217
1,045,000	Icahn Enterprises LP	5.25%		05/15/2027	902,232
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	153,548
595,000	iHeartCommunications, Inc.	5.25	% (a)	08/15/2027	455,811
1,115,000	II-VI, Inc.	5.00	% (a)	12/15/2029	1,007,743
845,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	737,486
1,435,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	1,354,123
5,111,000	Invitation Homes Operating Partnership LP	2.70%		01/15/2034	3,876,433
1,175,000	Iron Mountain, Inc.	7.00	% (a)	02/15/2029	1,178,245
735,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	632,202
4,165,000	Jacobs Engineering Group, Inc.	5.90%		03/01/2033	4,090,015
700,000	JELD-WEN, Inc.	4.88	% (a)	12/15/2027	620,844
5,850,000	John Deere Capital Corporation	4.70%		06/10/2030	5,815,491
4,420,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.92%)	2.60%		02/24/2026	4,193,358
5,210,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.02%)	2.07%		06/01/2029	4,472,171
7,100,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.26%)	2.96%		01/25/2033	5,983,498
1,295,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.99%)	4.85%		07/25/2028	1,278,464
8,800,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	7,448,250
7,365,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.25%)	2.58%		04/22/2032	6,120,117
10,144,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	10,907,624
6,820,000	Kraft Heinz Foods Company	4.38%		06/01/2046	5,800,686
1,300,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	1,159,764
745,000	Legacy LifePoint Health LLC	4.38	% (a)	02/15/2027	577,375
1,015,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	914,906
530,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	319,766
799,000	Level 3 Financing, Inc.	10.50	% (a)	05/15/2030	811,427
870,000	LFS Topco LLC	5.88	% (a)	10/15/2026	765,235
375,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	221,851
335,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	242,992
3,760,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	3,686,136
3,775,000	Lowe’s Companies, Inc.	5.63%		04/15/2053	3,775,749
975,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	908,848
535,000	Lumen Technologies, Inc.	4.00	% (a)	02/15/2027	399,300
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,152,483
1,030,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	907,883
1,010,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	819,270
4,829,000	Marathon Petroleum Corporation	5.13%		12/15/2026	4,784,024
6,580,000	Marriott International, Inc.	3.13%		06/15/2026	6,182,749
7,175,000	Marriott International, Inc.	2.75%		10/15/2033	5,708,011
13,901,000	Marvell Technology, Inc.	2.95%		04/15/2031	11,658,933
6,750,000	Massachusetts Mutual Life Insurance Company	3.20	% (a)	12/01/2061	4,365,585
1,085,000	Match Group Holdings LLC	5.00	% (a)	12/15/2027	1,007,325
6,465,000	McDonald’s Corporation	4.45%		03/01/2047	5,821,329
1,085,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	941,368
1,700,000	Medline Borrower LP	5.25	% (a)	10/01/2029	1,476,839
4,105,000	Merck & Company, Inc.	4.50%		05/17/2033	4,073,655
6,260,000	Meta Platforms, Inc.	3.85%		08/15/2032	5,817,654
6,820,000	Meta Platforms, Inc.	4.45%		08/15/2052	5,934,769
1,130,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	976,054
5,880,000	MetLife, Inc.	5.25%		01/15/2054	5,696,745
830,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	671,445
660,000	Michaels Companies, Inc.	7.88	% (a)	05/01/2029	445,500
1,238,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	1,094,328
1,055,000	Minerva Merger Sub, Inc.	6.50	% (a)	02/15/2030	888,985
1,480,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	1,096,599
3,960,000	Monongahela Power Company	5.40	% (a)	12/15/2043	3,846,305
2,430,000	Morgan Stanley (Secured Overnight Financing Rate + 1.29%)	2.94%		01/21/2033	2,021,145
13,579,000	Morgan Stanley (Secured Overnight Financing Rate + 1.36%)	2.48%		09/16/2036	10,308,757
4,590,000	Morgan Stanley (Secured Overnight Financing Rate + 1.61%)	4.21%		04/20/2028	4,413,150
4,330,000	Morgan Stanley (Secured Overnight Financing Rate + 1.67%)	4.68%		07/17/2026	4,250,838
342,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	314,408
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	863,869
1,020,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	953,409
1,460,000	Nationstar Mortgage Holdings, Inc.	5.75	% (a)	11/15/2031	1,200,850
955,000	Navient Corporation	5.00%		03/15/2027	855,224
1,185,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	1,109,709
830,000	NCL Corporation Ltd.	8.38	% (a)	02/01/2028	868,051
6,163,000	NetApp, Inc.	1.88%		06/22/2025	5,729,368
2,670,000	Netflix, Inc.	4.88%		04/15/2028	2,643,111
765,000	Netflix, Inc.	5.38	% (a)	11/15/2029	768,564
550,000	Netflix, Inc.	4.88	% (a)	06/15/2030	541,747
505,000	News Corporation	5.13	% (a)	02/15/2032	461,250
4,950,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	4,870,059
795,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	783,804
410,000	NGL Energy Partners LP	7.50%		04/15/2026	386,485
2,988,000	NGPL PipeCo LLC	3.25	% (a)	07/15/2031	2,466,602
2,400,000	Northern States Power Company	5.10%		05/15/2053	2,365,494
4,395,000	NRG Energy, Inc.	2.00	% (a)	12/02/2025	3,945,499
1,585,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	1,238,781
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,608,763
1,260,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	1,250,336
860,000	Olympus Water US Holding Corporation	4.25	% (a)	10/01/2028	680,644
550,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	398,311
4,195,000	Oncor Electric Delivery Company LLC	4.95	% (a)	09/15/2052	4,053,950
850,000	OneMain Finance Corporation	6.88%		03/15/2025	842,390
280,000	OneMain Finance Corporation	7.13%		03/15/2026	275,351
825,000	OneMain Finance Corporation	5.38%		11/15/2029	702,164
3,330,000	ONEOK, Inc.	3.40%		09/01/2029	2,905,524
3,265,000	Oracle Corporation	6.25%		11/09/2032	3,467,170
2,280,000	Oracle Corporation	3.80%		11/15/2037	1,865,501
8,865,000	Oracle Corporation	3.85%		04/01/2060	6,253,657
1,455,000	Organon & Company	5.13	% (a)	04/30/2031	1,202,360
1,320,000	Owens & Minor, Inc.	6.63	% (a)	04/01/2030	1,198,864
6,272,000	Owens Corning	4.40%		01/30/2048	5,190,081
5,980,000	Pacific Gas and Electric Company	6.10%		01/15/2029	5,888,328
7,693,000	Pacific Gas and Electric Company	2.50%		02/01/2031	6,028,786
6,122,000	Packaging Corporation of America	3.40%		12/15/2027	5,711,547
1,015,000	Pactiv Evergreen Group Issuer LLC	4.38	% (a)	10/15/2028	880,024
875,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	754,928
3,325,000	Parker-Hannifin Corporation	4.25%		09/15/2027	3,226,631
335,000	PBF Holding Company LLC	6.00%		02/15/2028	313,439
230,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	129,635
385,000	Penn National Gaming, Inc.	5.63	% (a)	01/15/2027	360,457
940,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	772,304
1,575,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	1,266,536
4,190,000	Penske Truck Leasing Company LP	5.75	% (a)	05/24/2026	4,152,279
6,000,000	Penske Truck Leasing Company LP	4.20	% (a)	04/01/2027	5,620,840
3,555,000	PepsiCo, Inc.	3.60%		02/18/2028	3,424,138
1,175,000	Performance Food Group, Inc.	4.25	% (a)	08/01/2029	1,047,319
1,095,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	1,089,238
4,390,000	Pfizer Investment Enterprises Pte Ltd.	4.75%		05/19/2033	4,375,167
1,465,000	Phillips 66	4.95%		12/01/2027	1,453,054
1,200,000	Pike Corporation	5.50	% (a)	09/01/2028	1,078,565
430,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	397,333
303,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	265,862
690,000	Premier Entertainment Sub LLC	5.63	% (a)	09/01/2029	523,317
545,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	511,344
340,000	Radiate Holdco LLC	4.50	% (a)	09/15/2026	271,533
745,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	272,288
6,795,000	Raytheon Technologies Corporation	3.03%		03/15/2052	4,784,009
725,000	Realogy Group LLC	5.25	% (a)	04/15/2030	516,051
2,865,000	Regal Rexnord Corporation	6.05	% (a)	02/15/2026	2,870,283
530,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.	9.75	% (a)	12/01/2026	445,235
445,000	Rent-A-Center, Inc.	6.38	% (a)	02/15/2029	395,371
985,000	Roller Bearing Company of America, Inc.	4.38	% (a)	10/15/2029	883,701
1,475,000	Royal Caribbean Cruises Ltd.	5.50	% (a)	08/31/2026	1,399,844
205,000	Royal Caribbean Cruises Ltd.	7.25	% (a)	01/15/2030	207,818
7,545,000	Royalty Pharma PLC	2.15%		09/02/2031	5,918,088
8,060,000	Royalty Pharma PLC	3.30%		09/02/2040	5,744,114
580,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	428,481
1,420,000	Ryan Specialty LLC	4.38	% (a)	02/01/2030	1,258,759
5,975,000	Ryder System, Inc.	5.65%		03/01/2028	5,983,945
4,293,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	4,228,203
1,595,000	Sabra Health Care LP	3.20%		12/01/2031	1,191,714
1,705,000	San Diego Gas & Electric Company	5.35%		04/01/2053	1,692,906
3,060,000	Santander Holdings USA, Inc. (Secured Overnight Financing Rate + 1.25%)	2.49%		01/06/2028	2,645,674
3,025,000	Santander Holdings USA, Inc. (Secured Overnight Financing Rate + 2.36%)	6.50%		03/09/2029	2,994,388
880,000	Schweitzer-Mauduit International, Inc.	6.88	% (a)	10/01/2026	771,241
1,535,000	Scientific Games Holdings LP	6.63	% (a)	03/01/2030	1,352,220
625,000	Scientific Games International, Inc.	7.25	% (a)	11/15/2029	626,344
1,450,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	1,247,870
350,000	Scripps Escrow, Inc.	5.88	% (a)	07/15/2027	283,771
580,000	Scripps Escrow, Inc.	3.88	% (a)	01/15/2029	468,884
1,250,000	SEG Holding LLC	5.63	% (a)	10/15/2028	1,185,436
1,075,000	Select Medical Corporation	6.25	% (a)	08/15/2026	1,057,810
1,100,000	Sirius XM Radio, Inc.	5.50	% (a)	07/01/2029	993,302
690,000	Sirius XM Radio, Inc.	4.13	% (a)	07/01/2030	564,044
11,508,000	Smithfield Foods, Inc.	4.25	% (a)	02/01/2027	10,612,080
1,640,000	Sonic Automotive, Inc.	4.63	% (a)	11/15/2029	1,375,228
4,765,000	Southern Company (5 Year CMT Rate + 2.92%)	3.75%		09/15/2051	4,066,927
4,595,000	Southwestern Electric Power Company	3.25%		11/01/2051	3,090,298
1,350,000	Southwestern Energy Company	4.75%		02/01/2032	1,191,728
1,230,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	1,099,110
975,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	871,806
745,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	644,378
1,480,000	Standard Industries, Inc.	4.38	% (a)	07/15/2030	1,283,156
905,000	Staples, Inc.	7.50	% (a)	04/15/2026	748,678
480,000	Staples, Inc.	10.75	% (a)	04/15/2027	279,524
950,000	Station Casinos LLC	4.63	% (a)	12/01/2031	801,368
1,135,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	951,884
1,550,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	1,303,576
635,000	Sunoco LP	6.00%		04/15/2027	626,217
475,000	Sunoco LP	4.50%		05/15/2029	421,952
510,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	306,677
10,715,000	Synchrony Financial	3.95%		12/01/2027	9,346,740
950,000	Tenet Healthcare Corporation	6.25%		02/01/2027	941,329
835,000	Tenet Healthcare Corporation	6.13%		10/01/2028	804,656
1,500,000	Tenet Healthcare Corporation	6.13%		06/15/2030	1,480,425
1,710,000	Texas Instruments, Inc.	5.00%		03/14/2053	1,734,419
4,310,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	4,029,339
6,395,000	T-Mobile USA, Inc.	2.25%		02/15/2026	5,881,836
6,410,000	T-Mobile USA, Inc.	3.40%		10/15/2052	4,580,921
945,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	904,560
1,720,000	TransDigm, Inc.	5.50%		11/15/2027	1,624,299
610,000	TransDigm, Inc.	6.75	% (a)	08/15/2028	613,074
1,044,063	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	1,031,247
665,000	Trident TPI Holdings, Inc.	12.75	% (a)	12/31/2028	690,436
595,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	511,260
5,290,000	Truist Financial Corporation (Secured Overnight Financing Rate + 1.44%)	4.87%		01/26/2029	5,088,028
1,255,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	1,144,645
770,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	639,196
7,215,000	UnitedHealth Group, Inc.	5.05%		04/15/2053	7,176,809
2,645,000	UnitedHealth Group, Inc.	4.95%		05/15/2062	2,546,690
430,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50	% (a)	02/15/2028	426,974
1,000,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	860,262
940,000	Venture Global LNG, Inc.	8.13	% (a)	06/01/2028	955,749
600,000	Venture Global LNG, Inc.	8.38	% (a)	06/01/2031	605,704
2,420,000	Verizon Communications, Inc.	3.88%		03/01/2052	1,910,605
4,350,000	Viatris, Inc.	1.65%		06/22/2025	4,004,344
820,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	600,066
440,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	462,304
1,415,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	1,302,182
1,210,000	Viking Cruises Ltd.	9.13	% (a)	07/15/2031	1,223,286
2,525,000	Virginia Electric and Power Company	3.75%		05/15/2027	2,419,961
315,000	Virtusa Corporation	7.13	% (a)	12/15/2028	256,825
6,718,000	VMware, Inc.	2.20%		08/15/2031	5,281,636
6,065,000	Warnermedia Holdings, Inc.	3.76%		03/15/2027	5,659,655
6,735,000	Warnermedia Holdings, Inc.	4.05%		03/15/2029	6,159,642
1,660,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	1,551,574
755,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	758,926
940,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	955,206
5,720,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.98%)	4.81%		07/25/2028	5,595,835
5,375,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.43%)	3.20%		06/17/2027	5,050,327
6,085,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.43%)	2.88%		10/30/2030	5,260,622
365,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	110,467
10,811,000	Willis North America, Inc.	4.50%		09/15/2028	10,322,149
6,210,000	Workday, Inc.	3.70%		04/01/2029	5,762,169
1,020,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	836,655
10,922,000	WRKCo, Inc.	3.75%		03/15/2025	10,514,180
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38	% (a)	08/15/2028	1,110,632
1,270,000	XHR LP	4.88	% (a)	06/01/2029	1,090,168
1,265,000	XPO, Inc.	7.13	% (a)	06/01/2031	1,276,163

Total US Corporate Bonds (Cost $1,228,276,396)					1,096,145,263

US Government and Agency Mortgage Backed Obligations - 19.4%
255,716	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	257,996
137,030	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	138,254
5,436,013	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	4,916,816
2,953,537	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	2,671,333
2,852,270	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%		01/01/2046	2,574,420
10,602,385	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08701	3.00%		04/01/2046	9,511,399
693,595	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08737	3.00%		12/01/2046	621,832
6,394,418	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G61645	4.00%		10/01/2048	6,109,397
944,067	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	926,021
5,165,562	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q33789	3.50%		06/01/2045	4,818,766
12,115,766	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QE7537	4.50%		08/01/2052	11,657,261
25,502,215	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA7672	4.50%		07/01/2052	24,550,279
15,487,296	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%		04/01/2047	14,015,075
8,213,431	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%		11/01/2050	6,863,739
29,454,551	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1743	4.00%		10/01/2052	27,783,809
29,024,501	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1966	4.00%		11/01/2052	27,273,050
38,477,938	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2263	4.00%		12/01/2052	36,138,170
62,525,648	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7538	2.00%		04/01/2051	52,026,956
10,932,969	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8174	3.00%		10/01/2051	9,653,232
24,973,150	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8221	3.50%		06/01/2052	22,780,604
807,109	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	733,947
140,576	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	134,986
3,614,775	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V83144	4.00%		04/01/2047	3,450,831
11,269,808	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	10,093,686
31,000	Federal Home Loan Mortgage Corporation REMICS, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	2.90	% (j)	07/15/2033	29,763
828,792	Federal Home Loan Mortgage Corporation REMICS, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	4.12	% (j)	12/15/2033	815,492
35,008	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	34,667
79,021	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	1.31	% (h)(j)	07/15/2035	5,113
39,281	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	1.54	% (h)(j)	10/15/2035	2,957
128,047	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	128,324
10,286	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	9,647
144,024	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	142,088
37,917	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	0.89	% (h)(j)	02/15/2037	2,283
92,670	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.81	% (h)(j)	11/15/2037	4,820
115,585	Federal Home Loan Mortgage Corporation REMICS, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	1.20	% (h)(j)	11/15/2037	5,563
57,383	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	0.99	% (h)(j)	02/15/2038	3,267
14,422	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.46	% (h)(j)	03/15/2038	676
14,422	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	0.46	% (h)(j)	03/15/2038	652
58,502	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.39	% (d)(h)(k)	06/15/2038	54,748
33,286	Federal Home Loan Mortgage Corporation REMICS, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	0.00	% (h)(j)	08/15/2039	1,212
105,754	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.81	% (h)(j)	10/15/2049	7,913
90,339	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	1.16	% (h)(j)	03/15/2032	4,127
433,708	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	436,592
158,423	Federal Home Loan Mortgage Corporation REMICS, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	0.58	% (h)(j)	05/15/2040	10,020
112,056	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	112,712
1,232,879	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	1,207,840
542,762	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	518,762
162,797	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	0.00	% (j)	01/15/2041	119,821
101,340	Federal Home Loan Mortgage Corporation REMICS, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	0.00	% (j)	01/15/2041	74,571
433,376	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	433,895
345,344	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	329,888
526,356	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	509,349
443,561	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	444,195
1,187,770	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	1,134,619
251,282	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	0.00	% (j)	02/15/2041	179,877
732,687	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	733,787
1,984,058	Federal Home Loan Mortgage Corporation REMICS, Series 3889-VZ	4.00%		07/15/2041	1,854,194
1,907,185	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	1,913,811
746,886	Federal Home Loan Mortgage Corporation REMICS, Series 3972-AZ	3.50%		12/15/2041	663,866
8,063,510	Federal Home Loan Mortgage Corporation REMICS, Series 4165-ZT	3.00	% (l)	02/15/2043	6,551,018
2,234,289	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	0.71	% (h)(j)	01/15/2054	158,045
8,104,421	Federal Home Loan Mortgage Corporation REMICS, Series 4413-AZ	3.50%		11/15/2044	7,468,845
2,201,188	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	2,114,760
11,388,283	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	10,465,719
13,241,847	Federal Home Loan Mortgage Corporation REMICS, Series 4542-AC	2.70%		01/15/2045	12,175,653
34,934,000	Federal Home Loan Mortgage Corporation REMICS, Series 5138-HM	2.00%		04/25/2051	26,596,596
9,566,730	Federal Home Loan Mortgage Corporation REMICS, Series 5148-BZ	2.50	% (l)	10/25/2051	5,664,538
14,023,337	Federal Home Loan Mortgage Corporation REMICS, Series 5195-ZN	2.50	% (l)	02/25/2052	9,243,902
166,114	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	167,103
49,206	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	49,586
40,621	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	40,935
340,866	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	343,504
170,936	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	172,259
234,049	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	235,861
53,384	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	53,139
289,818	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	290,398
252,283	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	246,348
24,875	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	23,663
5,005	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	4,877
409,144	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	399,528
4,414,414	Federal National Mortgage Association Pass-Thru, Pool AL9238	3.00%		10/01/2041	3,971,866
1,075,991	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%		07/01/2031	1,025,931
6,254,788	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	5,650,796
7,872,985	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%		08/01/2046	6,972,184
3,641,232	Federal National Mortgage Association Pass-Thru, Pool AS7724	2.50%		08/01/2046	3,134,919
11,748,418	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%		12/01/2046	10,524,299
8,118,111	Federal National Mortgage Association Pass-Thru, Pool BD8013	2.50%		09/01/2046	6,991,436
1,989,378	Federal National Mortgage Association Pass-Thru, Pool BM4094	3.00%		03/01/2043	1,797,506
11,634,817	Federal National Mortgage Association Pass-Thru, Pool BM6089	3.50%		12/01/2044	10,831,091
27,524,866	Federal National Mortgage Association Pass-Thru, Pool CB3127	3.50%		03/01/2052	25,245,829
9,462,101	Federal National Mortgage Association Pass-Thru, Pool CB4613	4.50%		09/01/2052	9,108,650
50,233,486	Federal National Mortgage Association Pass-Thru, Pool CB4794	4.50%		10/01/2052	48,357,081
10,832,888	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%		04/01/2047	9,676,861
32,314,391	Federal National Mortgage Association Pass-Thru, Pool FM2310	3.00%		01/01/2048	28,866,882
17,108,298	Federal National Mortgage Association Pass-Thru, Pool FM4575	2.50%		10/01/2050	14,732,666
10,887,716	Federal National Mortgage Association Pass-Thru, Pool FM6061	2.00%		02/01/2051	9,006,773
30,067,765	Federal National Mortgage Association Pass-Thru, Pool FM8214	4.00%		05/01/2049	28,657,904
7,124,727	Federal National Mortgage Association Pass-Thru, Pool FM8664	3.00%		10/01/2046	6,384,168
23,830,126	Federal National Mortgage Association Pass-Thru, Pool FM8972	4.00%		06/01/2049	22,736,426
5,881,747	Federal National Mortgage Association Pass-Thru, Pool FM9846	2.50%		12/01/2051	4,993,731
55,927,104	Federal National Mortgage Association Pass-Thru, Pool FM9993	3.50%		07/01/2051	51,581,683
41,486,519	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%		11/01/2050	38,250,371
10,711,816	Federal National Mortgage Association Pass-Thru, Pool FS3708	5.00%		01/01/2053	10,527,053
178,050	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	174,865
118,827	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	116,700
4,523	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	4,401
2,381,930	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	2,162,338
1,039,811	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	924,715
1,820,797	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		05/01/2046	1,652,895
3,956,223	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%		06/01/2046	3,502,932
1,626,080	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%		08/01/2046	1,439,772
10,414,574	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%		11/01/2046	9,360,802
69,823,033	Federal National Mortgage Association Pass-Thru, Pool MA4326	2.50%		05/01/2051	59,524,112
13,984,832	Federal National Mortgage Association Pass-Thru, Pool MA4709	5.00%		07/01/2052	13,722,496
879,530	Federal National Mortgage Association REMICS, Series 2005-20-QH	5.00%		03/25/2035	869,339
156,961	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	1.43	% (h)(j)	10/25/2036	13,761
65,189	Federal National Mortgage Association REMICS, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	1.60	% (h)(j)	07/25/2036	4,600
49,546	Federal National Mortgage Association REMICS, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (h)(j)	05/25/2037	2,615
657,394	Federal National Mortgage Association REMICS, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	5.97	% (j)	04/25/2037	651,243
255,617	Federal National Mortgage Association REMICS, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	1.29	% (h)(j)	04/25/2037	20,454
38,131	Federal National Mortgage Association REMICS, Series 2008-29-ZA	4.50%		04/25/2038	36,807
13,149	Federal National Mortgage Association REMICS, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	07/25/2038	657
168,165	Federal National Mortgage Association REMICS, Series 2009-111-EZ	5.00%		01/25/2040	164,712
4,668	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	1.10	% (h)(j)	01/25/2040	408
24,480	Federal National Mortgage Association REMICS, Series 2009-16-MZ	5.00%		03/25/2029	23,996
23,670	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	0.80	% (h)(j)	07/25/2039	1,540
47,492	Federal National Mortgage Association REMICS, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.95	% (h)(j)	08/25/2039	1,340
436,972	Federal National Mortgage Association REMICS, Series 2009-77-ZA	4.50%		10/25/2039	421,690
119,909	Federal National Mortgage Association REMICS, Series 2009-83-Z	4.50%		10/25/2039	115,856
32,420	Federal National Mortgage Association REMICS, Series 2010-101-ZH	4.50%		07/25/2040	31,330
147,838	Federal National Mortgage Association REMICS, Series 2010-112-ZA	4.00%		10/25/2040	137,981
65,208	Federal National Mortgage Association REMICS, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	0.00	% (h)(j)	10/25/2040	2,481
28,641	Federal National Mortgage Association REMICS, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	0.00	% (j)	12/25/2040	25,252
20,299	Federal National Mortgage Association REMICS, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (h)(j)	04/25/2040	568
13,402	Federal National Mortgage Association REMICS, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	0.00	% (h)(j)	04/25/2040	590
72,239	Federal National Mortgage Association REMICS, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	1.20	% (h)(j)	04/25/2050	5,786
4,962	Federal National Mortgage Association REMICS, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	1.30	% (h)(j)	04/25/2040	81
530,825	Federal National Mortgage Association REMICS, Series 2010-37-MY	4.50%		04/25/2040	513,256
106,690	Federal National Mortgage Association REMICS, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	0.00	% (h)(j)	01/25/2040	2,533
190,414	Federal National Mortgage Association REMICS, Series 2010-60-VZ	5.00%		10/25/2039	190,682
81,775	Federal National Mortgage Association REMICS, Series 2010-64-EZ	5.00%		06/25/2040	80,421
122,341	Federal National Mortgage Association REMICS, Series 2010-7-PE	5.00%		02/25/2040	122,241
36,538	Federal National Mortgage Association REMICS, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	0.85	% (h)(j)	08/25/2040	2,420
25,523	Federal National Mortgage Association REMICS, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	0.00	% (j)	09/25/2040	25,569
1,118,076	Federal National Mortgage Association REMICS, Series 2011-141-PZ	4.00%		01/25/2042	1,059,122
213,638	Federal National Mortgage Association REMICS, Series 2011-25-KY	3.00%		04/25/2026	206,565
334,672	Federal National Mortgage Association REMICS, Series 2011-29-AL	3.50%		04/25/2031	319,312
481,431	Federal National Mortgage Association REMICS, Series 2011-59-MA	4.50%		07/25/2041	461,507
18,000,030	Federal National Mortgage Association REMICS, Series 2013-6-ZB	3.00	% (l)	02/25/2043	15,963,294
5,803,526	Federal National Mortgage Association REMICS, Series 2017-46-ZL	3.50	% (l)	06/25/2057	4,716,213
814,471	Federal National Mortgage Association REMICS, Series 2017-86-MA	3.00%		04/25/2046	757,420
10,339,744	Federal National Mortgage Association REMICS, Series 2018-21-IO	3.00	% (h)	04/25/2048	1,566,858
16,267,856	Federal National Mortgage Association REMICS, Series 2018-21-PO	0.00	% (k)	04/25/2048	12,405,826
8,445,495	Federal National Mortgage Association REMICS, Series 2018-35-IO	3.00	% (h)	05/25/2048	1,433,727
32,399,077	Federal National Mortgage Association REMICS, Series 2018-35-PO	0.00	% (k)	05/25/2048	23,321,419
32,915,289	Federal National Mortgage Association REMICS, Series 2020-49-ZD	2.00	% (l)	07/25/2050	21,207,604
18,234,479	Federal National Mortgage Association REMICS, Series 2021-48-NS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.65%, 3.65% Cap)	0.00	% (h)(j)	08/25/2051	577,409
9,545,199	Federal National Mortgage Association REMICS, Series 2022-12-MZ	3.00	% (l)	03/25/2052	6,614,009
25,886,469	Federal National Mortgage Association REMICS, Series 2022-28-Z	2.50	% (l)	02/25/2052	18,628,509
15,201,874	Federal National Mortgage Association REMICS, Series 2022-31-GZ	2.00	% (l)	03/25/2052	10,525,107
67,236,397	Federal National Mortgage Association REMICS, Series 2022-3-ZW	2.00	% (l)	02/25/2052	40,177,069
23,166,856	Federal National Mortgage Association REMICS, Series 2022-40-AZ	2.00	% (l)	08/25/2050	15,331,647
17,450,500	Federal National Mortgage Association, Pool BL2643	3.39%		07/01/2034	15,632,408
25,972,000	Federal National Mortgage Association, Pool BL4424	2.14%		10/01/2029	22,648,136
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%		10/01/2029	25,033,114
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%		11/01/2029	28,720,180
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%		01/01/2030	15,717,768
4,857,870	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	3,336,367
36,599,790	Federal National Mortgage Association, Pool BS4941	2.46%		04/01/2032	31,123,857
135,375	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	135,337
101,018	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	0.30	% (h)(j)	11/25/2039	5,823
7,744,265	Federal Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00	% (d)	11/25/2057	6,834,948
11,645,894	Government National Mortgage Association Pass-Thru, Pool 784415	3.50%		04/20/2047	10,931,177
44,687,626	Government National Mortgage Association Pass-Thru, Pool 785662	2.50%		10/20/2051	38,064,823
28,382,206	Government National Mortgage Association Pass-Thru, Pool 785713	2.50%		10/20/2051	24,500,740
13,187,009	Government National Mortgage Association Pass-Thru, Pool 785764	2.50%		11/20/2051	11,308,003
34,332,592	Government National Mortgage Association Pass-Thru, Pool 786009	3.00%		02/20/2052	30,549,091
10,856,935	Government National Mortgage Association Pass-Thru, Pool 786227	3.00%		04/20/2052	9,655,239
4,775,588	Government National Mortgage Association Pass-Thru, Pool 786540	3.50%		02/20/2050	4,487,537
12,040,512	Government National Mortgage Association Pass-Thru, Pool 786718	3.50%		07/20/2051	11,286,434
30,160,867	Government National Mortgage Association Pass-Thru, Pool MA5076	3.00%		03/20/2048	27,294,142
87,935	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	1.94	% (h)(j)	08/20/2033	1,848
46,350	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (h)(j)	09/20/2038	851
626,466	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	608,637
672,141	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	650,037
659,259	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	646,601
854,699	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	841,877
2,200,771	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	0.90	% (h)(j)	09/20/2040	200,698
93,606	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	90,954
1,158,404	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	1,139,179
3,803,375	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	3,747,400
2,382,392	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	1.00	% (h)(j)	02/20/2043	89,192
1,999,687	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	0.94	% (h)(j)	08/16/2043	176,470
2,948,090	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	0.45	% (h)(j)	07/20/2044	215,313
2,513,617	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.05	% (h)(j)	08/20/2044	254,726
2,199,415	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	1.05	% (h)(j)	08/20/2044	222,885
16,628,049	Government National Mortgage Association, Series 2020-61-IA	3.00	% (h)	05/20/2050	2,317,508
11,839,886	Government National Mortgage Association, Series 2021-117-ID	3.50	% (h)	06/20/2051	1,680,812
25,672,223	Government National Mortgage Association, Series 2021-155-UI	4.50	% (h)	09/20/2051	3,998,074
19,559,473	Government National Mortgage Association, Series 2021-214-IG	2.50	% (h)	12/20/2051	2,702,779
17,429,925	Government National Mortgage Association, Series 2022-83-GZ	3.00	% (l)	05/20/2052	13,896,670
13,869,086	Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	13,025,571

Total US Government and Agency Mortgage Backed Obligations (Cost $1,545,484,036)					1,368,227,413

US Government and Agency Obligations - 21.1%
91,400,000	United States Treasury Notes	4.50%		11/30/2024	90,443,156
7,300,000	United States Treasury Notes	4.63%		02/28/2025	7,244,109
112,000,000	United States Treasury Notes	3.88%		03/31/2025	109,808,125
3,500,000	United States Treasury Notes	4.63%		06/30/2025	3,483,457
7,850,000	United States Treasury Notes	3.75%		04/15/2026	7,684,107
222,550,000	United States Treasury Notes	3.63%		05/15/2026	217,151,424
7,250,000	United States Treasury Notes	3.63%		03/31/2028	7,082,061
208,850,000	United States Treasury Notes	4.00%		06/30/2028	207,724,169
5,000,000	United States Treasury Notes	3.63%		03/31/2030	4,891,699
119,000,000	United States Treasury Notes	3.75%		05/31/2030	117,354,454
4,250,000	United States Treasury Notes	3.75%		06/30/2030	4,193,057
63,900,000	United States Treasury Notes	3.50%		02/15/2033	62,252,578
210,350,000	United States Treasury Notes	3.38%		05/15/2033	202,889,148
56,300,000	United States Treasury Notes	2.25%		05/15/2041	43,404,881
79,250,000	United States Treasury Notes	3.88%		05/15/2043	77,343,047
46,800,000	United States Treasury Notes	2.88%		05/15/2052	38,805,610
54,300,000	United States Treasury Notes	4.00%		11/15/2052	55,793,250
239,250,000	United States Treasury Notes	3.63%		05/15/2053	229,979,063

Total US Government and Agency Obligations (Cost $1,522,425,916)					1,487,527,395

Affiliated Mutual Funds - 6.2%
12,929,742	DoubleLine Global Bond Fund (Class I) (m)				107,704,753
32,972,257	DoubleLine Infrastructure Income Fund (Class I)				295,431,426
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				34,650,000

Total Affiliated Mutual Funds (Cost $504,557,903)					437,786,179

Common Stocks - 0.0% (o)
4,329	Bright Bidco B.V. (b)(m)				2,597
14,821	Intelsat Emergence S.A. (b)(m)				340,883

Total Common Stocks (Cost $1,534,396)					343,480

Escrow Notes - 0.0% (o)
1,585,000	GCB Intelsat Jackson (b)(m)				—
1,695,000	Gulfport Energy Corporation (m)				3,187

Total Escrow Notes (Cost $—)					3,187

Rights - 0.0% (o)
1,552	Intelsat Jackson Holdings Ltd. - Series A (b)(m)				11,252
1,552	Intelsat Jackson Holdings Ltd. - Series B (b)(m)				7,372

Total Rights (Cost $—)					18,624

Warrants - 0.0% (o)
31,063	Avation PLC (m)				12,821

Total Warrants (Cost $—)					12,821

Short Term Investments - 2.1%
23,388,083	First American Government Obligations Fund - Class U	5.03	% (n)		23,388,083
23,388,083	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.03	% (n)		23,388,083
23,388,083	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.03	% (n)		23,388,083
1,450,000	United States Treasury Bills	0.00%		07/11/2023	1,448,399
78,000,000	United States Treasury Bills	0.00%		07/20/2023	77,815,742

Total Short Term Investments (Cost $149,407,056)					149,428,390

Total Investments - 99.2% (Cost $7,883,259,762)					6,985,722,964
Other Assets in Excess of Liabilities - 0.8%					57,144,125

NET ASSETS - 100.0%					$7,042,867,089

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(g)	Perpetual maturity. The date disclosed is the next call date of the security.

(h)	Interest only security

(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)	Principal only security

(l)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(m)	Non-income producing security

(n)	Seven-day yield as of period end

(o)	Represents less than 0.05% of net assets

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.1%
US Government and Agency Mortgage Backed Obligations	19.4%
US Corporate Bonds	15.6%
Non-Agency Residential Collateralized Mortgage Obligations	11.4%
Affiliated Mutual Funds	6.2%
Foreign Corporate Bonds	5.9%
Non-Agency Commercial Mortgage Backed Obligations	5.4%
Asset Backed Obligations	3.7%
Collateralized Loan Obligations	3.6%
Bank Loans	3.4%
Short Term Investments	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Municipal Bonds	0.1%
Common Stocks	0.0%	(o)
Escrow Notes	0.0%	(o)
Rights	0.0%	(o)
Warrants	0.0%	(o)
Other Assets and Liabilities	0.8%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.1%
US Government and Agency Mortgage Backed Obligations	19.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.4%
Affiliated Mutual Funds	6.2%
Non-Agency Commercial Mortgage Backed Obligations	5.4%
Banking	4.3%
Asset Backed Obligations	3.7%
Collateralized Loan Obligations	3.6%
Energy	2.1%
Utilities	2.1%
Short Term Investments	2.1%
Technology	1.7%
Healthcare	1.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Media	1.2%
Telecommunications	1.0%
Transportation	1.0%
Pharmaceuticals	0.8%
Insurance	0.8%
Retailers (other than Food/Drug)	0.8%
Automotive	0.7%
Finance	0.7%
Food Products	0.6%
Aerospace & Defense	0.5%
Business Equipment and Services	0.5%
Chemicals/Plastics	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Electronics/Electric	0.4%
Real Estate	0.4%
Mining	0.3%
Commercial Services	0.3%
Leisure	0.3%
Diversified Manufacturing	0.3%
Construction	0.3%
Pulp & Paper	0.2%
Industrial Equipment	0.2%
Beverage and Tobacco	0.2%
Containers and Glass Products	0.2%
Building and Development (including Steel/Metals)	0.2%
Consumer Products	0.2%
Food Service	0.1%
Financial Intermediaries	0.1%
Municipal Bonds	0.1%
Chemical Products	0.1%
Cosmetics/Toiletries	0.1%
Food/Drug Retailers	0.0%	(o)
Environmental Control	0.0%	(o)
Other Assets and Liabilities	0.8%

	100.0%

FUTURES CONTRACTS

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
US Treasury Ultra Long Bond Future	Long	1,750	09/20/2023	$238,382,813	$2,758,295
10-Year US Treasury Ultra Note Future	Long	1,800	09/20/2023	213,187,500	(2,225,781)

					$532,514

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

AFFILIATED MUTUAL FUNDS

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended June 30, 2023 is as follows:

Fund	Value at March 31, 2023	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended June 30, 2023	Change in Unrealized for the Period Ended June 30, 2023	Value at June 30, 2023	Shares Held at June 30, 2023	Dividend Income Earned for the Period Ended June 30, 2023
DoubleLine Infrastructure Income Fund (Class I)	$298,398,929	$—	$—	$—	$(2,967,503)	$295,431,426	32,972,257	$2,412,372
DoubleLine Global Bond Fund (Class I)	109,385,620	—	—	—	(1,680,867)	107,704,753	12,929,742	—
DoubleLine Long Duration Total Return Bond Fund (Class I)	35,750,000	—	—	—	(1,100,000)	34,650,000	5,000,000	264,862

	$443,534,549	$—	$—	$—	$(5,748,370)	$437,786,179	50,901,999	$2,677,234

Notes to Schedule of Investments

June 30, 2023 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$743,285,139	$70,164,249	$409	$1,187,640	$47,188,971	$12,206,116
Affiliated Mutual Funds	—	437,786,179	—	3,895,974	—	—
Warrants	—	12,821	—	—	—	—
Exchange Traded Funds	—	—	—	2,656,181	—	—
Real Estate Investment Trusts	—	—	—	370,920	—	—
Total Level 1	743,285,139	507,963,249	409	8,110,715	47,188,971	12,206,116
Level 2
US Government and Agency Mortgage Backed Obligations	16,358,909,639	1,368,227,413	—	1,664,735	182,006,206	—
Non-Agency Residential Collateralized Mortgage Obligations	8,593,111,428	802,348,123	—	4,119,736	785,718,277	—
US Government and Agency Obligations	2,731,998,533	1,487,527,395	—	—	1,123,285,902	—
Non-Agency Commercial Mortgage Backed Obligations	2,422,470,422	376,189,783	—	—	853,581,186	—
Asset Backed Obligations	1,407,932,715	254,447,255	—	—	349,440,256	—
Collateralized Loan Obligations	1,076,680,500	252,543,724	—	—	991,277,486	—
US Corporate Bonds	—	1,096,145,263	—	—	400,904,115	8,393,243
Foreign Corporate Bonds	—	414,228,831	358,332,901	—	479,968,999	680,859
Bank Loans	—	239,377,235	—	—	244,160,277	175,103,359
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	93,359,483	161,710,642	—	147,740,468	—
Short Term Investments	—	79,264,141	—	4,332,909	403,656,258	—
Municipal Bonds	—	5,592,029	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	32,591,103,237	6,469,253,862	520,043,543	10,117,380	5,961,739,430	184,177,461
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	199,376,020	742,273	—	—	—	—
Asset Backed Obligations	49,505,611	6,222,149	—	—	24,755,000	—
Collateralized Loan Obligations	485,088	691,241	—	76,100	—	—
Bank Loans	—	488,086	—	—	—	390,851
Common Stocks	—	343,480	—	—	—	1,584
Rights	—	18,624	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Total Level 3	249,366,719	8,505,853	—	76,100	24,755,000	392,435
Total	$33,583,755,095	$6,985,722,964	$520,043,952	$18,304,195	$6,033,683,401	$196,776,012
Other Financial Instruments
Level 1
Futures Contracts	$5,898,959	$532,514	$—	$(40,078)	$—	$—
Total Level 1	5,898,959	532,514	—	(40,078)	—	—
Level 2
Excess Return Swaps	—	—	—	862,413	—	—
Unfunded Loan Commitments	—	(49,110)	—	—	—	(30,085)
Total Level 2	—	(49,110)	—	862,413	—	(30,085)
Level 3	—	—	—	—	—	—
Total	$5,898,959	$483,404	$—	$822,335	$—	$(30,085)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$132,400,389	$13,914,606	$1,205,846	$2,138,559	$5,147,280	$2,671,836
Warrants	—	1,445	—	—	—	—
Total Level 1	132,400,389	13,916,051	1,205,846	2,138,559	5,147,280	2,671,836
Level 2
Collateralized Loan Obligations	741,476,270	168,073,281	—	—	—	—
US Government and Agency Obligations	714,710,521	19,273,242	—	8,545,031	—	49,111,670
Non-Agency Commercial Mortgage Backed Obligations	497,628,997	88,173,507	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	475,193,894	151,327,903	—	—	—	—
Asset Backed Obligations	288,972,044	39,690,566	—	—	—	—
US Corporate Bonds	265,721,495	33,813,045	—	—	—	—
Bank Loans	238,058,965	63,700,277	—	—	—	—
Foreign Corporate Bonds	222,952,472	53,703,788	133,682,872	—	—	—
Short Term Investments	212,480,039	120,151,875	—	—	154,994,653	2,349,983
US Government and Agency Mortgage Backed Obligations	107,340,940	79,379,105	—	39,792,261	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,503,436	20,298,590	39,435,739	—	—	86,292,910
Escrow Notes	—	752	—	—	—	—
Total Level 2	3,800,039,073	837,585,931	173,118,611	48,337,292	154,994,653	137,754,563
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,237,668	1,787,322	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	2,724,740	6,927,039	—	—	—	—
Bank Loans	$—	$106,723	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	4,281,593	—	—	—	—
Collateralized Loan Obligations	—	2,979,192	—	—	—	—
Common Stocks	—	82,378	—	—	—	—
Rights	—	4,464	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,962,408	16,168,711	—	—	—	—
Total	$3,940,401,870	$867,670,693	$174,324,457	$50,475,851	$160,141,933	$140,426,399
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$608,744	$—	$—
Total Level 1	—	—	—	608,744	—	—
Level 2
Excess Return Swaps	287,764,035	—	—	—	4,299,150	—
Unfunded Loan Commitments	—	(12,251)	—	—	—	—
Total Level 2	287,764,035	—	—	—	4,299,150	—
Level 3	—	—	—	—	—	—
Total	$287,764,035	$(12,251)	$—	$608,744	$4,299,150	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$425,186	$2,601,552	$211,317	$88,053	$504,091	$750,198
Affiliated Mutual Funds	—	3,024,971	—	—	—	9,730,063
Total Level 1	425,186	5,626,523	211,317	88,053	504,091	10,480,261
Level 2
US Corporate Bonds	152,481,698	3,634,922	2,724,698	—	—	—
Asset Backed Obligations	136,326,006	1,750,290	—	—	1,038,464	—
Foreign Corporate Bonds	40,997,472	2,663,843	541,282	2,193,850	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6,662,708	313,995	—	8,243,312	—	—
Collateralized Loan Obligations	—	8,740,203	2,272,386	—	12,394,083	—
US Government and Agency Obligations	—	8,515,329	2,359,986	—	2,269,912	1,457,085
Non-Agency Residential Collateralized Mortgage Obligations	—	6,460,909	—	—	15,319,956	—
Non-Agency Commercial Mortgage Backed Obligations	—	6,447,223	2,077,996	—	9,275,627	—
Short Term Investments	$—	$5,911,205	$877,989	$—	$—	$986,504
US Government and Agency Mortgage Backed Obligations	—	1,100,872	—	—	3,354,102	—
Total Level 2	336,467,884	45,538,791	10,854,337	10,437,162	43,652,144	2,443,589
Level 3
Foreign Corporate Bonds	2,041,447	—	—	—	—	—
Asset Backed Obligations	952,148	—	—	—	2,134,102	—
Total Level 3	2,993,595	—	—	—	2,134,102	—
Total	$339,886,665	$51,165,314	$11,065,654	$10,525,215	$46,290,337	$12,923,850
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	1,836,034	(1,712,206)	—	—	170,726
Forward Currency Exchange Contracts	—	870,322	—	—	—	—
Total Level 2	—	2,706,356	(1,712,206)	—	—	170,726
Level 3	—	—	—	—	—	—
Total	$—	$2,706,356	$(1,712,206)	$—	$—	$170,726

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$8,898	$(115,868)	$19,369	$—	$(105,045)	$—	$—	$6,927,039	$(115,362)
Asset Backed Obligations	8,405,530	(445,212)	(3,274,951)	—	175,850	(579,624)	—	—	4,281,593	(3,689,793)
Collateralized Loan Obligations	1,520,905	—	(74,625)	201	5,298	—	1,527,413	—	2,979,192	(70,611)
Non-Agency Commercial Mortgage Backed Obligations	983,389	1,686	34,100	1,807	—	(72,843)	839,183	—	1,787,322	18,208
Bank Loans	107,055	101	(1,259)	1,158	—	(332)	—	—	106,723	(1,155)
Common Stocks	290,300	(32,896)	9,485	—	—	(184,511)	—	—	82,378	(36,327)
Rights	6,138	—	(1,674)	—	—	—	—	—	4,464	(1,674)
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$18,433,002	$(467,423)	$(3,424,792)	$22,535	$181,148	$(942,355)	$2,366,596	$—	$16,168,711	$(3,826,103)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases (a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(1,926,537)	$1,098,981	$(164)	$81,573	$(1,198,914)	$—	$—	$2,134,102	$(741,465)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,927,039	Market Comparables	Market Quotes	$90.64 ($90.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,281,593	Market Comparables	Market Quotes	$12.37 - $87.49 ($60.05)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$2,979,192	Market Comparables	Market Quotes	$23.43 - $76.37 ($71.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,787,322	Market Comparables	Market Quotes	$33.72 -$77.41 ($56.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,723	Market Comparables	Market Quotes	$0.00 - $100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$82,378	Market Comparables	Market Quotes	$0.60 - $23.00 ($22.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$4,464	Market Comparables	Market Quotes	$4.75 - $7.25 ($6.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of June 30, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$2,134,102	Market Comparables	Market Quotes	$12.37 - $4,604.87 ($1,793.51)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.